UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Foreign Value Small Cap Fund

55 Old Bedford Road

Lincoln, MA 01773

Sandra I. Madden

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2009 – JUNE 30, 2010

VOTE SUMMARY REPORT
July 1st, 2009 - June 30th, 2010
Quant Foreign Value Small Cap Fund

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IFG GROUP PLC	IFP ID	IE0002325243	01-Jul-2009	1.	Approve the report of the Directors, financial statements and the Independent Auditors’ report thereon for the YE 31 DEC 2008	Management	For	For
				2.	Declare the dividend recommended by the Directors	Management	For	For
				3.	Re-elect Mr. Mark Bourke as a Director who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				4.	Re-elect Mr. John Rowan as a Director who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				5.	Re-elect Mr. Donal Lynch as a Director who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				6.	Re-elect Mr. Declan Kenny as a Director who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				7.	Re-elect Mr. Thomas Wacker who retires in accordance with best practice under the Combined Code on Corporate Governance	Management	For	For
				8.	Authorize the Directors to agree the remuneration of the Auditors	Management	For	For
9.

Authorize the Directors of the Company generally and unconditionally to allot relevant securities [within the meaning of Section 20 of the Companies [Amendment] Article, 1983] up to an aggregate nominal amount not exceeding the present but unissued capital of the Company; provided that this authority shall expire at the conclusion of the next AGM of the Company after the passing of this Resolution or 30 SEP 2010 [if earlier] unless previously renewed, varied or revoked by the Company, save that the Company may before such expiry make an offer or agreement which would or might require relevant securities to be allotted after such expiry and the Directors may allot relevant securities pursuant to such an offer or agreement as if the authority conferred hereby had not expired

						Management	For	For

S.10

Authorize the Directors pursuant to Section 23 and Section 24 [1] of the Companies [Amendment] Act, 1983 to allot equity securities [within the meaning of Section 23 of Article] for cash pursuant to the authority conferred by Resolution 9 above as if Section 23[1] of the Companies [Amendment] Article, 1983 did not apply to such allotment provided that this power shall be limited, [i] to the allotment of equity securities in connection with a rights issue in favour of shareholders where the equity securities respectively attributable to the interests of all shareholders are proportionate [as nearly as may be] to the respective number of Ordinary Shares held by them; and [ii] to the allotment [otherwise than pursuant to sub-paragraph i above] of equity securities up to an aggregate nominal value of EUR 890,936 representing ten per cent of the issued share capital of the Company at 31 DEC 2008; the conclusion of the next AGM of the Company after the passing of this Resolution or 30 SEP 2010 [if earlier] unless such power renewed in accordance with and subject to the provisions of the said Section 24 save that the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Directors allot equity securities pursuant to such an offer or agreement as if the authority conferred hereby had not expired

	Management	For	For
S.11

Approve the Company to make one or more market purchases [within the meaning of Section 212 of the Companies Article, 1990] on The London Stock Exchange and/or The Irish Stock Exchange of Ordinary Shares of EUR 0.12 each in the capital of the Company [Ordinary Shares]; [a] the maximum aggregate number of Ordinary Shares hereby authorized to be purchased is 7,424,472 [representing ten per cent of the issued ordinary share capital at 31 DEC 2008], [b] the minimum price [exclusive of expenses] which may be paid for an Ordinary Share is EUR 0.12 being the nominal value of an Ordinary Share, [c] the maximum price [exclusive of expenses] which may be paid for an Ordinary Share is not more then five per cent above the average of the bid and offer price for an Ordinary Share for the ten business days immediately preceding the day on which the Ordinary Shares are purchased, [d] unless previously revoked or varied, the authority hereby conferred shall expire at the close of business on 31 DEC 2010, [e] the Company may make a contract or contracts to purchase Ordinary Shares under the authority hereby conferred prior to the expiry of such authority which will or may be executed wholly or partly after the expiry of such authority and may make a purchase of Ordinary Shares in pursuance of such a contract or contracts, notwithstanding that this authority has otherwise expired

	Management	For	For

S.12

Approve the Section 209 of the Companies Article,1990 the reissue price range at which any Treasury Shares [as defined by the said Section 209] for the time being held by the Company may be re-issued off-market :[a] the maximum price at which a Treasury Share may be re-issued off-market, not more than 5% above the average of the bid and offer price for an ordinary Share for the 10 business days immediately preceding the day on which the Treasury Share is re-issued, [b] the minimum price at which a Treasury Share may be re-issued off-market not less than 10% below the average of the bid and offer price for an ordinary Share for the 10 business days immediately preceding the day on which the Treasury share is re-issued; unless previously revoked or varied, the authority hereby conferred shall expire at the close of business on 31 DEC 2010

						Management	For	For
13.

Approve the maximum number of ordinary shares in respect of which options may be issued under the IFG Group Share Option Scheme 2000 and the IFG Group Share Option [UK] Scheme 2000 be and it is hereby increased by 457,877 Ordinary Shares to 7,424,472 ordinary shares

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	15-Jul-2009	S.1

Approve the Company’s participation in the Investment Project [including but not limited to tendering, preparation, construction, operation, management and transfer in connection with the Investment Project], authorize the Board or its duly representative(s) and to the extent the Board or its duly representative(s) considers appropriate, to undertake and proceed with all actions in connection with the Investment Project, provided such actions are permitted by the applicable laws and regulations of the PRC and within the Official Total Investment amount, for the Investment Project

						Management	For	For
S.2

Approve subject to the approval [if required] of the relevant PRC authorities, the Company’s applications to the banks and other financial institutions for the loans, up to the maximum of the Official Total Investment Amount for the Investment Project and authorize the Board to provide the collateral or pledge [including but not limited to the right entitling the Company to charge toll fees regarding the Expressway] to secure such loans provided by the banks and/or financial institutions

						Management	For	For

S.3

Approve subject to the approval of the relevant PRC authorities, authorize the Board or its duly representative(s) to adjust and revise the Official Total Investment Amount from time to time in accordance with relevant PRC laws and regulations

						Management	For	For
S.4

Approve that establishment of the subsidiary, branch Company or any other corporate entities by the Company in accordance with relevant PRC laws and regulations for the preparation, construction, operation, management and transfer in connection with the Investment Project

						Management	For	For
S.5

Authorize any 2 Directors of the Company to negotiate, prepare, execute, supplement, amend and implement all the documents in relation to the Investment Project [including but not limited to the BOT license agreement, the construction contract, the loan agreement and the pledge agreement] for and on behalf of the Company with the Joint Tender Organizers and/or other relevant parties and do all such further acts and things and execute such further documents and take all such steps which in their opinions as may be necessary, appropriate and in the interests of the Company and the shareholders as a whole

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HALFORDS GROUP PLC	HFD LN	GB00B012TP20	29-Jul-2009	1.	Receive the audited financial statements and the Director’s and Auditor’s reports for the 52 weeks to 03 APR 2009	Management	For	For
				2.	Declare a final dividend	Management	For	For
				3.	Approve the Directors Remuneration Report	Management	For	For
				4.	Re-elect Bill Ronald as a Director, who retires by rotation	Management	For	For
				5.	Re-elect Nick Wharton as a Director, who retires by rotation	Management	For	For
				6.	Re-elect Mr. Paul McClenaghan as a Director, who retires by rotation	Management	For	For
				7.	Re-appoint Dennis Millard as a Director	Management	For	For
				8.	Re-appoint David Wild as a Director	Management	For	For
				9.	Re-appoint KPMG LLP as the Auditor	Management	For	For
				10.	Authorize the Directors to determine the remuneration of the Auditor	Management	For	For
				11.	Approve to renew the general authority to allot relevant securities	Management	For	For
				S.12	Approve to disapply statutory pre-emption rights	Management	Against	Against
				S.13	Authorize the Company to make market purchase of its own shares	Management	For	For
				14	Authorize the Company to make political donations	Management	Against	Against

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
VTECH HLDGS LTD	303 HK	BMG9400S1089	07-Aug-2009		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting

1.	Receive and consider the audited financial statements and the reports of the Directors and Auditors for the YE 31 MAR 2009	Management	For	For
2.	Declare a final dividend of USD 41 cents per share in respect of the YE 31 MAR 2009	Management	For	For
3.A	Re-elect Dr. Allan Wong Chi Yun as a Director	Management	For	For
3.B	Re-elect Mr. Denis Morgie Ho Pak Cho as a Director	Management	For	For
3.C	Re-elect Mr. Andy Leung Hon Kwong as a Director	Management	For	For
3.D

Approve to fix the remuneration of the Directors as totalling USD 140,000 and such that each Director is entitled to USD 20,000 per annum for the YE 31 MAR 2010 pro rata to their length of service during the year

		Management	For	For
4.	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
5.

Authorize the Directors of the Company during the relevant period to repurchase ordinary shares of USD 0.05 each in the share capital of the Company on The Stock Exchange of Hong Kong Limited [“Hong Kong Stock Exchange”] subject to and in accordance with all applicable laws and the provisions of, and in the manner specified in, the Rules Governing the Listing of Securities on the Hong Kong Stock Exchange; the aggregate nominal amount of the shares to be repurchased by the Company pursuant to the approval in paragraph above shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of the AGM at which this resolution is passed; [Authority expires on the earlier of the conclusion of the first AGM of the Company after the date of the AGM at which this resolution is passed or such authority given under this resolution being renewed, revoked or varied by ordinary resolution of shareholders of the Company in general meeting or the expiration of the period within which the next AGM of the Company is required by the bye-laws of the Company or any applicable laws to be held]

		Management	For	For

6.

Authorize the Directors of the Company, subject to the provisions of paragraph above, to allot, issue and deal with additional unissued shares in the capital of the Company and to make or grant offers, agreements and/or options, including warrants to subscribe for shares and other rights of subscription for or conversion into shares, which might require the exercise of such powers, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the AGM of the Company at which this resolution is passed, pursuant to: i] a rights issue where shares are offered for a fixed period to shareholders in proportion to their then holdings of shares on a fixed record date [subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or having regard to any restrictions or obligations under the laws of, or the requirements of any recognized regulatory body or stock exchange in, any territory applicable to the Company]; or [ii] any scrip dividend scheme or similar arrangements implemented in accordance with the Company’s Bye-Laws; or iii] the exercise of options granted under any share option scheme or similar arrangement adopted by the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or any applicable laws to be held]

						Management	For	For
7.

Approve, conditional on the passing of resolution 5 in the notice convening this meeting, the general mandate granted to the Directors to exercise all the powers of the Company to allot, issue and deal with additional shares pursuant to resolution 6 set out in the notice convening this meeting and is extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed to be conditionally or unconditionally allotted by the Directors pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to resolution 5, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	21-Aug-2009	1.

Approve the adjustments to business strategies of the Company as specified below, to expand the Company’s current principal business of publication and distribution in order to capture the opportunities associated with the change of the news and publication system in the PRC, unify the operation of the Company’s publication and distribution chains, actively develop related businesses including but not limited to mass media and cultural education, and develop the Company and its subsidiaries into a leading cultural and mass media conglomerate in the PRC

						Management	For	For

					PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED TO VOTE FOR OR AGAINST FOR THE R-ESOLUTION 1. THANK YOU.	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	GB00B0P8RT68	08-Sep-2009	1.	Receive and adopt the reports of the Directors, the Auditors and financial statements for the YE 31 MAR 2009	Management	For	For
				2.	Declare a final dividend of 1.6p per share in respect of the YE 31 MAR 2009 payable on 09 OCT 2009 to shareholders on the register at close of business on 11 SEP 2009	Management	For	For
				3.	Re-elect Mr. K.S. Ward as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				4.	Elect Mr. C.V. Geoghegan as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
5.

Re-appoint KPMG Audit PLC as the Auditor of the Company, to hold office until the conclusion of the next general meeting at which the accounts are laid before the Company and authorize the Directors to fix their remuneration

						Management	For	For
				6.	Approve the report on Directors’ remuneration report for the YE 31 MAR 2009	Management	For	For
					Transact any other business	Non-Voting
7.

Authorize the Directors of the Company, in accordance with Section 80 of the Companies Act 1985, [in substitution for any authority to allot relevant securities] to allot relevant securities [Section 80 of the Companies Act 1985] up to an aggregate nominal amount of GBP 13,219,583.00 [being approximately 1/3rd of the current issued share capital of the Company]; [Authority expires at the earlier of the conclusion of the AGM of the Company to be held in 2010 or 15 months]; and the Directors to allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; to allot equity securities [Section 94 of the said Act] in connection with a rights issue in favor of ordinary shareholders where the equity securities respectively attributable to the interests of all ordinary shareholders are proportionate [as nearly as may be] to the respective numbers of ordinary shares held by them up to an aggregate nominal amount of GBP 13,219,583.00; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2010]; and the Board may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry or sell treasury shares in pursuance of such offers or agreements as if the power conferred hereby had not expired

						Management	For	For

S.8

Authorize the Directors of the Company, subject to the passing of Resolution 7, pursuant to Section 95 of the Companies Act 1985, to allot equity securities [Section 94 of the said Act] for cash pursuant to authority conferred by the Resolution 7 and to sell relevant shares [Section 94 of the said Act] held by the Company as treasury shares [Section 162A of the said Act] for cash as if Section 89(1) of the said Act did not apply to any such allotment or sale provided that this power shall be limited to allotments of equity securities and the sale of its treasury shares: a) in connection with a rights issue in favour of or general offer to or open offer or other pre-emptive offer or a scrip dividend alternative to shareholders; b) up to an aggregate nominal value of GBP 1,982,937; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2010 or 15 months]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry or sell treasury shares in pursuance of such offers or agreements as if the power conferred hereby had not expired

	Management	For	For
S.9

Authorize the Company, for the purpose of Section 166 of the Act, to make 1 or more market purchases [Section 163(3) of the Act] on the London Stock Exchange of ordinary shares of up to an aggregate nominal value of GBP 1,982,937 [being approximately 5% of the issued ordinary share capital of the Company as at 28 JUL 2009] on such terms and in such manner as the Directors may determine, provided that: the maximum price [exclusive of expenses] which may be paid for an ordinary share shall be not more than: 5% above the average of the market values for an ordinary share as derived from the Official List for the 5 business days immediately preceding the date on which the ordinary share is purchased; and the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange Trading System or less than GBP 0.25 per ordinary share; and [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2010 or 15 months]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

	Management	For	For

S.10

Amend, with effect from 01 OCT 2009, the Articles of Association of the Company by deleting all the provisions of the Company’s Memorandum of Association which, by virtue of the Companies Act 2006, are to be treated as part of the Company’s Articles of Association; and the draft regulations produced to the meeting and initialled by the Chairman for the purposes of identification be adopted as the Articles of Association of the Company in substitution for and to the exclusion of all the existing Articles of Association

						Management	For	For
11.

Authorize the Directors of the Company to offer holders of its ordinary shares [excluding any Member holding shares as treasury shares] the right to elect to receive ordinary shares, credited as fully paid up, instead of a cash dividend from time to time or for such period as the Directors of the Company may determine, all pursuant to the provisions of Article 159 of the Company’s Articles of Association, as in force from time to time and on such other terms and conditions as the Directors may from time to time determine; [Authority expires at the conclusion of the 5th AGM of the Company after the date on which this resolution is passed]

						Management	For	For
12.

Approve that, as permitted by the EU Shareholders’ Rights Directive [2007/36/EC] any general meeting of the Company [other than the AGM of the Company] shall be called by notice of at least 14 clear days in accordance with the provisions of the Articles of Association of the Company; [Authority shall expire at the conclusion of the AGM to be held in 2010]

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	GB0003599064	06-Oct-2009	S.1

Approve, with effect from the close of business on 06 OCT 2009 all the ordinary shares of 5 pence each in the capital of the Company [“5 Pence Ordinary Shares”] be consolidated into ordinary shares of 50 pence each in the capital of the Company [the “50 Pence Ordinary Shares”] on the basis of ten 5 Pence Ordinary Shares being consolidated into one 50 Pence Ordinary Share, each 50 Pence Ordinary Share having the same rights as the 5 Pence Ordinary Shares provided that, where such consolidation results in any member being entitled to a fraction of a 50 Pence Ordinary Share such fraction shall; so far as possible, be aggregated with the fractions of a 50 Pence Ordinary share to which other members of the Company may be entitled and authorize the Directors of the Company [the “Directors”] to sell [or appoint any other person to sell to any person], on behalf of the relevant members, all the 50 Pence Ordinary Shares representing such fractions at the best price reasonably obtainable to any person, and to distribute the proceeds of sale [net of expenses] in due proportion among the relevant members entitled thereto [save that any fraction of a penny which would otherwise be payable shall be rounded up or down in accordance with the usual practice of the registrar of the Company and save that the Company retain the net proceeds of sale of such 50 Pence Ordinary Shares representing such fractions where the individual amount of proceeds to which any member is entitled is less than GBP 5] and authorize any Director of the Company [or any person appointed by the Directors] to execute an instrument of transfer in respect of such shares on behalf of the relevant members and to do all acts and things as the Directors consider necessary or expedient to effect the transfer of such shares to, or in accordance with the directions of, any buyer of any such shares; (a) amend the Articles of Association of the Company [the “Articles”] by deleting all did provisions of the Company’s Memorandum of Association which, by virtue of the Companies Act 2006 [the “2006 Act”], are to be treated as provisions of the Articles; and (b) Article 5 of the Articles be deleted; authorize the Directors, pursuant to Section 551 of the 2006 Act [in addition to, and not in substitution for, any existing authority to allot] to exercise all the powers of the Company to allot shares in the Company or grant rights to subscribe for or to convert any security into shares in the Company [together “relevant securities”] in co with the Rights Issue [as specified in the prospectus of the Company dated 10 SEPT 2009 of which this notice farms part] tip to an aggregate nominal amount of GBP 22,036,394.50; [Authority expires at the conclusion of the AGM of the Company to be held in 2010 or on the earlier of 15 months]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry; authorize the Directors, to the extent required by Jaw, pursuant to Section 571 of the 2006 Act [in addition to, and not in substitution for, any existing power] to allot equity securities [as specified in Section 560[1] of the 2006 Act] of the Company for cash in connection with the Rights Issue [as specified in the prospectus of the Company dated 10 SEP 2009 of which this notice forms part] pursuant to the authority conferred in this Resolution as it Section 561[1] of the 2006 Act did not apply to any such allotment, provided that this power shall [i] be limited to the allotment of equity securities up to an aggregate nominal amount of GBP 22,036,394.50; and [Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2010 or on the earlier of 15 months] and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	13-Oct-2009	1.

Approve the re-appointment of Shinewing Certified Public Accountants as the Company’s PRC Auditor for 2009 with a term of office until the conclusion of the next AGM of the Company and authorize the Board to fix its remuneration

						Management	For	For
				2.	Approve the resignation of Mr. Liu Xianfu as an Executive Director of the Company	Management	For	For
				3.	Approve the appointment of Ms. Hu Yu as an Executive Director until expiry of the 4th session of the Board of the Directors	Management	For	For
				4.	Approve the resignation of Ms. Luo Yi as the Supervisor of the Company	Management	For	For

				5.	Approve the appointment of Mr. Dong Zhi as the Supervisor until expiry of the 4th session of the Supervisory Committee of the Company	Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE MEETING LEV-EL CUT-OFF DATE. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
AUSTAL LTD	ASB AU	AU000000ASB3	23-Oct-2009

VOTING EXCLUSIONS APPLY TO THIS MEETING FOR PROPOSAL 4 AND VOTES CAST BY ANY I-NDIVIDUAL OR RELATED PARTY WHO BENEFIT FROM THE PASSING OF THE PROPOSAL WILL B-E DISREGARDED. HENCE, IF YOU HAVE OBTAINED BENEFIT OR DO EXPECT TO OBTAIN FUTU-RE BENEFIT YOU SHOULD NOT VOTE (OR VOTE “ABSTAIN”) FOR THE RELEVANT PROPOSAL I-TEM.

Non-Voting
					Opening of the AGM by the Chairman, Mr. John Rothwell	Non-Voting
					Operating and financial overview by the Managing Director and Chief Executive-Officer, Mr. Bob Browning	Non-Voting

Receive the consolidated financial statements of the Company and its subsidiar-ies for the YE 30 JUN 2009 together with the Directors’ declaration and report-in relation to that FY and the Auditors’ report on those financial statements

Non-Voting
				1.	Re-elect Mr. John Poynton as a Director, who retires in accordance with Article 11.3 of the Company’s Constitution	Management	For	For
				2.	Re-elect Mr. Christopher Norman as a Director, who retires in accordance with Article 11.3 of the Company’s Constitution	Management	For	For
				3.	Approve the remuneration report for the YE 30 JUN 2009	Management	For	For
4.

Approve, with or without amendment, for the purposes of Listing Rule 7.2 [Exception 9] and for all other purposes, the Company’s Long Term Incentive Plan [“Option Plan”] on the specified terms and conditions and the issue of Options under the Option Plan to persons eligible to participate in the Option Plan as an exception to Listing Rule 7.1

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GALLIFORD TRY PLC, UXBRIDGE	GFRD LN	GB0003599064	06-Nov-2009	1.	Receive the Directors’ report and the audited accounts for the year to 30 JUN 2009 and the Auditors’ report on the accounts	Management	For	For
				2.	Approve the report on Directors’ remuneration for the year to 30 JUN 2009	Management	For	For

3.	Declare a final dividend of 1.05 pence per ordinary share	Management	For	For
4.	Elect Andrew Jenner as a Director of the Company	Management	For	For
5.	Re-appoint PricewaterhouseCoopers LLP as the Auditors to the Company and authorize the Directors to set their remuneration	Management	For	For
6.

Authorize the Directors, pursuant to Section 551 of the Companies Act 2006 to exercise all powers of the Company to allot shares in the Company up to an aggregate nominal amount of GBP 12,466,302 [or an aggregate nominal amount of GBP 27,283,155 if the Company’s share capital is enlarged pursuant to the rights issue announced on 10 SEP 2009 [the “Rights Issue”]] comprising: [a] an aggregate nominal amount of GBP 6,233,151 [or an aggregate nominal amount of GBP 13,641,578 if the Company’s share capital is enlarged pursuant to the Rights Issue] [in either case, whether in connection with the same offer or issue as under [b]below or otherwise]; and [b] an aggregate nominal amount of GBP 6,233,151 [or an aggregate nominal amount of GBP 13,641,578 if the Company’s share capital is enlarged pursuant to the Rights Issue] in either case, in the form of equity securities [within the meaning of Section 560[1] of the Companies Act 2006] in connection with an offer or issue by way of rights, open for acceptance for a period fixed by the Directors, to holders of ordinary shares [other than the Company] on the register on any record date fixed by the Directors in proportion [as nearly as may be] to the respective number of ordinary shares deemed to be held by them, subject to such exclusions or other arrangements as the directors may deem necessary or expedient in relation to fractional entitlements, legal or practical problems arising in any overseas territory the requirements of any regulatory body or Stock Exchange or any other matter whatsoever; and [Authority expires at the conclusion of the AGM of the Company in 2010 or 15 months after the date of passing of this resolution]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
7.

Approve the proposed purchase of a property in Surrey by a son of Mr. Frank Nelson, a Director of the Company, from Linden Limited [a wholly-owned subsidiary of the Company] for a purchase price of GBP 356,000

		Management	For	For

S.8

Authorize the Directors, pursuant to Section 571 of the Companies Act 2006 to allot equity securities [as specified in Section 560[1] of that Act] for cash pursuant to the general authority conferred on them by Resolution 6 above and/or to sell equity securities held as treasury shares for cash pursuant to Section 727 of that Act, in each case as if Section 561[1] of that Act did not apply to any such allotment or sale, provided that this power shall be limited to: a) any such allotment and sale of equity securities in connection with an offer or issue by way of rights or other pre-emptive offer or issue, open for acceptance for a period fixed by the Directors, to holders of ordinary shares [other than the Company] on the register on any record date fixed by the Directors in proportion [as nearly as may be] to the respective number of ordinary shares deemed to be held by them, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements, legal or practical problems arising in any overseas territory, the requirements of any regulatory body or Stock Exchange or any other matter whatsoever; and b) any such allotment and/or safe, otherwise than pursuant to above, of equity securities having an aggregate nominal value or, in the case of other equity securities, giving the right to subscribe for or convert into relevant shares having an aggregate nominal amount, not exceeding the sum of GBP 944,416 [or, if the Company’s share capital is enlarged pursuant to the rights issue, the sum of GBP 2,046,237]; and [Authority expires at the conclusion of the AGM of the Company in 2010 or 15 months after the date of passing of this resolution]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

		Management	For	For
S.9

Authorize the Company to make market purchases [as specified in Section 693[4] of the Companies Act 2006] of its ordinary shares of 5 pence each [or, if the special resolution proposed at the general meeting of the Company to be held on 06 OCT 2009 and convened by way of a notice dated 10 SEP 2009 [the ‘GM Resolution’], ordinary shares of 50 pence each] provided that in doing so it: a) purchases no more than 37,776,677 ordinary shares of 5 pence each [or, if the GM Resolution has been approved, 3,777,667 ordinary shares of 50 pence each], in either case, in aggregate; b) pays not less than 5 pence [excluding expenses] per ordinary share of 5 pence each [or, if the GM Resolution has been approved, 50 pence [excluding expenses] per ordinary share of 50 pence each]; and c) pays a price per share that is not more [excluding expenses] per ordinary share than the higher of 5% above the average of the middle market quotations for the ordinary shares as derived from the London stock exchange daily official list for the 5 business days immediately before the day on which it purchases that share; and the price stipulated by Article 5(1) of the buy-back and stabilization regulation [EC 2273/2003]; [Authority expires at the conclusion of the AGM of the Company in 2010 or 15 months after the date of passing of this resolution]; and the Company may, if it agrees to purchase ordinary shares under this authority before it expires, complete the purchase wholly or partly after this authority expires

		Management	For	For
S.10	Authorize the Directors to call a general meeting of the Company, other than an AGM, on not less than 14 clear days’ notice	Management	For	For
1.	Approve to accept the financial statements and statutory reports	Management	For	For
2.	Approve the remuneration report	Management	For	For
3.	Approve a final dividend of 1.05 pence per ordinary share	Management	For	For
4.	Elect Andrew Jenner as a Director	Management	For	For
5.	Re-appoint PricewaterhouseCoopers LLP as the Auditors and authorize the Board to determine their remuneration	Management	For	For

6.

Approve to issue equity with rights under general authority up to GBP 6,233,151 or GBP 13,641,578 [if capital is enlarged pursuant to rights issue] and additional amount pursuant to rights issue up to GBP 6,233,151 or GBP 13,641,578 [if capital is enlarged pursuant to rights issue]

						Management	For	For
7.

Approve the proposed purchase of a property in Surrey by a Son of Frank Nelson, a Director of the Company, from Linden Limited [a Wholly-owned Subsidiary of the Company] for a purchase price of GBP 356,000

						Management	For	For
8.

Grant authority for the issue of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount of GBP 944,416 or GBP 2,046,237, if the Company’s share capital is enlarged pursuant to the rights issue

						Management	For	For
				9.	Grant authority for the market purchase of 37,776,677 ordinary shares or 3,777,667 ordinary shares, if the General Meeting resolution has been approved	Management	For	For
				10.	Authorize the Directors to call a General Meeting of the Company, other than an AGM, on not less than 14 clear days’ notice	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BONDUELLE SA, RENESCURE	BON FP	FR0000063935	03-Dec-2009

French Resident Shareowners must complete, sign and forward the Proxy Card dir-ectly to the sub custodian. Please contact your Client Service Representative-to obtain the necessary card, account details and directions. The followin-g applies to Non-Resident Shareowners: Proxy Cards: Voting instructions will-be forwarded to the Global Custodians that have become Registered Intermediar-ies, on the Vote Deadline Date. In capacity as Registered Intermediary, the Gl-obal Custodian will sign the Proxy Card and forward to the local custodian. If-you are unsure whether your Global Custodian acts as Registered Intermediary,-please contact your representative

Non-Voting
					PLEASE NOTE IN THE FRENCH MARKET THAT THE ONLY VALID VOTE OPTIONS ARE “FOR” AN-D “AGAINST” A VOTE OF “ABSTAIN” WILL BE TREATED AS AN “AGAINST” VOTE.	Non-Voting
				O.1	Approve the consolidated accounts	Management	For	For
				O.2	Approve the annual accounts	Management	For	For
				O.3	Approve the distribution of profits and fixation of the dividend	Management	For	For
				O.4	Approve the special report of the Statutory Auditor on the regulated agreements and commitments and those agreements	Management	For	For
				O.5	Approve to renew Mr. Daniel BRACQUART’s mandate as a Supervisory Member	Management	For	For

				O.6	Approve to renew Mr. Andre CRESPEL’s mandate as a Supervisory Member	Management	For	For
				O.7	Approve to renew Mrs. Isabelle DANJOU’s mandate as a Supervisory Member	Management	For	For
				O.8	Approve the attendance allowances	Management	For	For
				O.9	Approve the shares buyback program	Management	For	For
				E.10	Authorize the Board of Directors to reduce the capital under a shares buyback program	Management	For	For
E.11

Authorize the Board of Directors in order to carry out a capital increase by issuing common shares and/or warrants, giving access to the capital with cancellation of preferential subscription rights by private placement

						Management	For	For
E.12

Authorize the Board of Directors to carry out a capital increase, within the limit of 10% [maximum 10%], in order to remunerate contributions in kind of equity securities or warrants, giving access to the capital

						Management	For	For
E.13

Authorize the Board of Directors in order to increase the share capital by issuing shares reserved for the Members of the Company’s Savings Plan pursuant to Articles L.3332-18 and sequence of the Labour Code

						Management	For	For
				E.14	Authorize the Board of Directors to grant shares subscription and/or purchase options to the employees and/or certain Corporate Managers	Management	For	For
				E.15	Formalities	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
METOREX LTD	MTX SJ	ZAE000022745	07-Dec-2009	1.	Adopt the annual financial statements	Management	For	For
				2.1	Re-elect Mr. A. Burrenechea as a Director	Management	For	For
				2.2	Re-elect Mr. P. Chevalier as a Director	Management	For	For
				2.3	Appoint Mr. T. P. Goodlace as a Director	Management	For	For
				2.4	Appoint Mr. J. G. Hopwood as a Director	Management	For	For
				2.5	Appoint Mr. V. Mabuza as a Director	Management	For	For
				2.6	Appoint Mr. N. Kgositsile as a Director	Management	For	For
				3.	Approve the Directors’ remuneration	Management	For	For
				4.	Re-appoint Deloitte & Touche as the Auditors and Mr. I.T Marshall as the designated Auditor	Management	For	For
				5.1	Approve to place the unissued shares under the control of the Directors	Management	For	For
				5.2	Approve to provide the Directors with a general authority to issue shares for cash	Management	For	For
				5.3	Approve the amendment of the Metorex Share Incentive Scheme	Management	For	For
				5.4	Approve to specificly place all the ordinary shares required for the purpose of carrying out the terms of the Metorex Share Incentive Scheme under the control of the Directors of the Company	Management	For	For
				5.5	Authorize any 1 of the Directors or Secretaries of the Company to do all such things and sign all documents necessary to give effect to the mentioned resolutions	Management	For	For

					Other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF NON-NUMBERED AND NON-VOT-ABLE RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.

Non-Voting
1

Approve, the disposal by Metorex Limfted of 137 500 Vergenoeg Mining Company (Proprietary) Limited (Vergenoeg) ordinary shares, representing 55% of the entire issued share capital of Vergenoeg, in terms of an agreement entered into on 22 SEP 2009 between the Metorex Limited, Vergenoeg and Minerales y Productos Derivados 5.A

						Management	For	For
				2	Authorize any Director of Metorex Limited, to do all such things as may be necessary to give effect to ordinary resolution number as specified	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IFG GROUP PLC	IFP ID	IE0002325243	04-Jan-2010	1.

Approve to increase the authorized share capital of the Company by EUR 6,600,000 to EUR 16,832,879.20 by the creation of 55,000,000 ordinary shares of EUR 0.12 each [the “New Ordinary Shares”] ranking pari passu in all respects with the existing Ordinary Shares of EUR 0.12 each of the Company, save that the New Ordinary Shares will not qualify for the interim dividend which has been declared in respect of the FY ending 31 DEC 2009

						Management	For	For
2.

Authorize the Directors, without prejudice to the existing authority and to allot and issue relevant securities [within the meaning of Section 20 of the Companies [Amendment] Act 1983 [the “1983 Act”], to allot relevant securities [within the meaning of Section 20 of the 1983 Act] up to a maximum aggregate nominal amount of EUR 6,600,000; [Authority expires at the conclusion of the next AGM of the Company]; and the Company may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	For	For

3.

Approve the proposed acquisition of the entire issued share capital of James Hay Holdings Limited, pursuant to the Share Purchase Agreement between IFG UK Holdings Limited and Santander Private Banking UK Limited, dated 09 DEC 2009 [the “Acquisition Agreement”] and the associated and ancillary arrangements contemplated by the Acquisition Agreement and/or more particularly specified in the Circular of the Company dated 11 DEC 2009 which accompanies this notice, and authorize the Directors of the Company[ or any duly authorized Committee thereof], to take all such steps as may be necessary or desirable in relation thereto and to implement the same with such non-material modifications, variations, revisions, waivers or amendments as the Directors or any such Committee may deem necessary, expedient or appropriate

						Management	For	For
S.4

Authorize the Directors, subject to and conditional upon the passing of Resolutions 1 and 2, and without prejudice to any existing disapplication of Section 23 of the 1983 Act, pursuant to Section 23 and Section 24[1] of the Companies [Amendment] Act 1983 to allot equity securities within the meaning of the said Section 23 for cash pursuant to the authority conferred on the Directors under Section 20 of the 1983 Act by Resolution 2 above as if Section 23[1] of the 1983 Act did not apply to any such allotment, provided that this power shall be limited to the allotment of equity securities [within the meaning of said Section 23] pursuant to and in connection with the Placing and Open Offer as specified dated 11 DEC 2009 of which this notice forms part; and otherwise than pursuant to the above paragraph, up to a maximum aggregate nominal amount of EUR 6,600,000; [Authority expires at the conclusion of the next AGM of the Company]; and the Company may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	For	For
S.5

Approve, in accordance with the Shareholder Rights [Directive 2007/36/EC] Regulations 2009, the provisions of Article 59 of the Articles of Association of the Company allowing for the convening of an EGM of the Company on giving 14 days’ notice in writing at the least [where such meeting is not an AGM or a general meeting for the passing of a Special resolution] shall continue to be effective

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CLICKS GROUP LIMITED	CLS SJ	ZAE000134854	18-Jan-2010	1.O.1	Receive and adopt the annual financial statements of the Company and the group for the YE 31 AUG 2009	Management	For	For

2.O.2	Re-appoint KPMG Inc. as the Auditors of the Company for the ensuing year and approve to note that the Individual Registered Auditor who will undertake the audit is David Friedland	Management	For	For
3.O.3	Re-elect D.M. Nurek as a Director of the Company, who retires in accordance with the Companys Articles of Association	Management	For	For
4.O.4	Re-elect K.D.M. Warburton as a Director of the Company, who retires in accordance with the Companys Articles of Association	Management	For	For
5.O.5	Re-elect F. Jakoet as a Director of the Company, who retires in accordance with the Company’s Articles of Association	Management	For	For
6.O.6	Approve the proposed fees, payable to the Directors, for the year 01 SEP 2009 to 31 AUG 2010	Management	For	For
7.O.7

Approve to renew the Directors authority over the unissued share capital of the Company until the next AGM, subject to this authority being limited to issuing a maximum of 1,300,000 shares in terms of the Company’s obligations under the Staff Share Incentive Scheme

		Management	For	For
8.O.8

Authorize, the Directors of the Company, by way of a general authority to distribute, on a pro rata basis, to all shareholders of the Company, any share capital and reserves of the Company in terms of Section 90 of the Companies Act, No 61 of 1973 as amended [the Companies Act], and the Company’s Article of Association and the JSE Listings Requirements, [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months] [whichever period is shorter, and any general distribution of share premium by the Company shall not exceed 20% of the Company’s issued share capital and reserves, excluding minority interests

		Management	For	For
9.O.9

Authorize, the Directors of the Company, as a specific approval contemplated in Section 221 of the companies Act, by w ay of a special authority to issue for cash 23,000,000 authorized, but unissued, shares in the capital of the Company’s wholly-owned subsidiary, New Clicks South Africa [Proprietary] Limited, at a market value, determined at the close of business on the day prior to the application for the listing of the shares being submitted to the JSE Limited. Such shares t o be issued and allotted by the directors in one or more tranches, prior to the next AGM of the Company, subject to the companies Act, the Articles of Association of the Company and the JSE Listings Requirements as presently constituted and as may be amended from time to time

		Management	For	For

10O10

Approve that, 23,000,000 ordinary shares of ZAR 0.01 [1 cent] each in the authorized but unissued share capital of the Company be allotted and issued for cash to the Company’s wholly-owned, New Clicks South Africa [Proprietary] Limited, by the Directors in one or more tranches, prior to the next AGM of the Company, at market value, determined at the close of business on the day prior to the application for the listing of shares being submitted to the JSE Limited

						Management	For	For
11S.1

Authorize the Company or any of its subsidiaries from time to time, as a general approval contemplated in Section 85 and 89 of the Companies Act, to acquire the issued shares of the Company, upon such terms and conditions and in such amounts as the Directors of the Company may from time to time determine, but subject to the Articles of Association of the Company, the provisions of the Companies Act and the JSE Listings Requirements as presently constituted and which may be amended from time to time, [Authority expires the earlier of the conclusion of the next AGM of the Company or 15 months] and that acquisitions by the Company and its subsidiaries of the shares in the capital of the Company may not, in the aggregate, exceed in any 1 FY 10% of the Company’s issued share capital of the class of the repurchased shares from the date of the grant of this general authority

						Management	For	For
12S.2

Amend the Article 89 of the Company’s Articles of Association by deletion of the current Article and replacement with the specified, 89, Subject to the provisions of the Act, a resolution in writing, including through the medium of electronic post, signed by all the Directors [or their alternates, if applicable] for the time being, and inserted in the minute book, shall be as valid and effective as if it has been passed at a meeting of Directors duly called and constituted, any such resolution may consist of several documents, each of which may be signed by one or more Directors or their alternates if applicable, including by electronic post, the resolution shall be deemed to have been passed on the date on which it was signed by the last Director who signed it unless a statement to the contrary is made in that resolution

						Management	For	For
					Transact such other business	Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF NON-NUMBERED AND NON-VOT-ABLE RESOLUTION. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN-THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK Y-OU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	19-Jan-2010		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY-FOR RESOLUTION NO. “1”. THANK YOU.	Non-Voting
1.

Approve and ratify the agreement [the Supply of Publications Agreement] [as specified] dated 27 NOV 2009 and entered into between the Company and Sichuan Publication Group and the non-exempt continuing connected transaction [as specified in the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited contemplated thereunder]; approve the Annual Cap [as specified] for each of the 3 years ending 31 DEC 2012; and authorize any 1 Director of the Company to execute for and on behalf of the Company all such other documents, instruments and agreements and to take all steps necessary or expedient to implement and/or give effect to the Supply of Publications Agreement

						Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ACTUAL RECORD DATE. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CHARACTER GROUP PLC	CCT LN	GB0008976119	20-Jan-2010	1	Receive and adopt the Directors’ report and the accounts for the YE 31 AUG 2009	Management	For	For
				2	Declare a final dividend	Management	For	For
				3	Re-elect Lord Birdwood as a Director	Management	For	For
				4	Re-elect Mr. I. S. Fenn as a Director	Management	For	For
				5	Re-elect Mr. D. Harris as a Director	Management	For	For
				6	Re-elect Mr. A. MacKay as a Director	Management	For	For
				7	Re-appoint HLB Vantis Audit plc as the Auditors to the Company	Management	For	For
				8	Authorize the Directors to allot shares	Management	For	For
				9	Authorize the Directors to allot shares in lieu of cash dividends	Management	For	For
				10	Grant authority for the purchase of the Company’s own shares in the market	Management	For	For
				S.11	Approve to disapply pre-emption rights	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CHINA FISHERY GROUP LTD	CFG SP	KYG211001212	22-Jan-2010	1.	Receive and adopt the Directors’ report and the audited accounts of the Company for the period ended 28 SEP 2009 together with the Auditors’ report thereon	Management	For	For
				2.	Declare a first and final dividend of 4.20 Singapore cents per ordinary share [tax not applicable] for the period ended 28 SEP 2009	Management	For	For
				3.	Re-elect Mr. Ng Joo Siang as a Director, who retires pursuant to Article 107 of the Company’s Article of Association	Management	For	For

4.	Re-elect Mr. Sung Yu Ching as a Director, who retires pursuant to Article 107 of the Company’s Article of Association	Management	For	For
5.	Re-elect Mr. Chan Tak Hei as a Director, who retires pursuant to Article 107 of the Company’s Article of Association	Management	For	For
6.

Approve the payment of the Directors fees of HKD 720,000 [equivalent to USD 92,308 or SGD 128,059] for the YE 28 SEP 2010, payable monthly in arrears [9 month period ended 28 SEP 2009: HKD 540,000 [equivalent to USD 69,231 or SGD 99,900]

		Management	For	For
7.	Re-appoint Deloitte and Touche LLP as the Company’s Auditors and authorize the Directors to fix their remuneration	Management	For	For
8.

Authorize the Directors of the Company, pursuant to Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited [“SGX-ST”], to issue shares [“Shares”] whether by way of rights, bonus or otherwise, and/or make or grant offers, agreements or options [collectively, “Instruments”] that might or would require Shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into Shares at any time and upon such terms and conditions and to such persons as the Directors may, in their absolute discretion, deem fit provided that: a) the aggregate number of Shares [including Shares to be issued in pursuance of Instruments made or granted pursuant to this resolution] does not exceed 50% of the total number of issued Shares in the capital of the Company at the time of the passing of this resolution, of which the aggregate number of shares and convertible securities to be issued other than on a pro rata basis to all shareholders of the Company shall not exceed 20% of the total number of issued Shares in the capital of the Company; b) for the purpose of determining the aggregate number of Shares that may be issued under sub-Paragraph [a] above, the total number of issued Shares shall be based on the total number of issued Shares of the Company as at the date of the passing of this resolution, after adjusting for; [i] new Shares arising from the conversion or exercise of convertible securities; [ii] new Shares arising from exercise share options or vesting of share awards outstanding or subsisting at the time this resolution is passed; and [iii] any subsequent bonus issue, consolidation or subdivision of Shares; [Authority expires until the conclusion of the Company’s next AGM or the date by which the next AGM of the Company is required by Law to be held, whichever is earlier or in the case of Shares to be issued in accordance with the terms of convertible securities issued, made or granted pursuant to this resolution, until the issuance of such Shares in accordance with the terms of such convertible securities]; d) 50% limit in Sub-Paragraph [a] above may be increased to 100% for issues of Shares and/or Instruments by way of a renounceable rights issue where shareholders of the Company are entitled to participate in the same on a pro-rata basis

		Management	For	For

9.

Authorize the Directors of the Company, subject to and conditional upon the passing of Ordinary Resolution 8, to issue, other than on a than on a pro-rata basis to shareholders of the Company, shares (excluding convertible securities), at any issue price for each share which shall be determined by the Directors of the Company in their absolute discretion provided that such price does not exceed 20% of the weighted average price of a share for traded done on the SGX-ST(as determined in accordance with requirements of SGX-ST); [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by Law to be held]

		Management	For	For
10.

Authorize the Directors of the Company, to allot and issue from time to time such number of fully-paid shares in the Company as may be required to be issued, pursuant to the vesting of the awards under CFGL Share Awards Scheme (the Scheme), provided that the aggregate number of new shares issued pursuant to the scheme, not exceeding 10% of the total number of issued shares capital of the Company as at the date of approval of the scheme by the shareholders and the scheme and any other share scheme which the Company may have in place, does not exceed 15% of the total number of issued shares in the capital pf the Company from time to time

		Management	For	For
11.

Authorize the Directors of the Company, to allot and issue from time to time such number of fully-paid shares in the Company as may be required to be allotted and issued pursuant to the China Fishery Group Limited Scrip Dividend Scheme (Scrip Dividend Scheme)

		Management	For	For
	Transact any other business	Non-Voting
1

Authorize the Company and its subsidiaries or any of them, for the purposes of Chapter 9 of the Listing Manual of the Singapore Exchange Securities Trading Limited, to enter into, amend and/or renew any of the transactions falling within the types of Interested Person Transactions set out in the Company’s Circular to Shareholders dated 30 DEC 2009 IPT Mandate ; Authority expires until the next AGM of the Company ; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things including executing all such documents as may be required as they and/or he may consider expedient or necessary or in the interests of the Company to give effect to the IPT Mandate and/or this Resolution

		Management	For	For

2

Authorize the Directors of the Company, for the purpose of the Listing Manual of the Singapore Exchange Securities Trading Limited the SGX-ST and subject to the Companies Law Chapter 22 Law 3 of 1961, as consolidated and revised of Cayman Islands “the “Cayman Companies Law” , to purchase or acquire issued ordinary shares fully paid in the capital of the Company ‘Shares’ not exceeding in aggregate the Prescribed Limit number of shares issued representing 10% of the issued ordinary shares capital of the Company as at the date of the passing of this Resolution unless the Company has effected a reduction of its share capital in accordance with the applicable provisions of the Cayman Companies Law, at any time during the relevant period, in which event the issued ordinary share capital of the Company shall be taken to be CONTD..

						Management	For	For
-

..CONTD the amount of the issued ordinary share capital of the Company as-altered; at such price or prices may be determined by the Directors from time-to time up to the Maximum Price in relation to a Share to be purchased, means-the purchase price excluding related brokerage, commission, applicable goods-and services tax, stamp duties, clearance fees and other related expenses-not exceeding: i) in the case of a Market Purchase, 105% of the Average-Closing Price of the Shares; and ii) in the case of an Off-Market Purchase,-120% of the Average Closing Price of the Shares, whether byway of: i) on-market purchases on the SGX-ST, transacted through the ready market of the-SGX-ST Market Purchase ; and/or ii) off-market purchases if effected-otherwise than on the SGX-ST in accordance with any equal access scheme(s)-as may be CONTD..

Non-Voting
-

..CONTD determined or formulated by the Director as they consider fit, which-scheme(s) shall satisfy all the conditions prescribed by the Cayman Companies-Law and the Listing Manual Off-Market Purchase , the Share Buy Back Mandate-; Authority expires the earlier of the date on which the next AGM of the-Company is held or is required by law to be held or the date on which the-share purchases by the Company is carried out to the full extent of the-Shares Buy Back Mandate ; authorize the Directors of the Company and/or any-of them to complete and do all such acts and things including executing all-such documents as may be required as they and/or he may consider expedient-or necessary or in the interests of the Company to give effect of the-transaction contemplated and/or authorized by this Resolution

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

ALTERNATIVE NETWORKS PLC, LONDON	AN/LN	GB00B05KXX82	25-Jan-2010	1.	Receive, approve and adopt the Company’s accounts for the FYE 30 SEP 2009 together with the Directors’ report and the Auditors’ report on those accounts	Management	For	For
				2.

Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, to hold office form the conclusion of the meeting to the conclusion of the next meeting at which the accounts are laid before the Company at a remuneration to be determined by the Directors of the Company Directors

						Management	For	For
				3.

Authorize the Directors, for the purposes of Section 551 of the Companies Act 2006 the 2006 Act , to allot shares in the Company or grant rights to subscribe for or to convert any security into shares in the Company Rights ; comprising equity securities Section 560 of the 2006 Act up to an aggregate nominal amount of GBP 36,948.08 which is an amount equal to approximately 1/3 of the issued shares capital of the Company excluding treasury shares such amount to be reduced by the nominal amount of any shares in the Company or rights allotted under paragraph of this Resolution in connection with an offer by way of a rights issue; to holders of ordinary shares in proportion as nearly as may be practicable to their respective holdings; CONTD.

						Management	For	For
				-

CONTD. and to holders of other equity securities as required by the rights of-those securities or as the Directors otherwise consider necessary, but-subject to such exclusions or other arrangements as the Directors may deem-necessary or expedient in relation to treasury shares, fractional-entitlements, record dates, legal or practical problems in or under the laws-of any territory or the requirements of any regulatory body or stock-exchange; and in any other case, up to an aggregate nominal amount of GBP-18,474.04 CONTD.

						Non-Voting
				-

CONTD. such amount being equal to approximately 1/3 of the issued shares-capital of the Company excluding treasury shares such amount to be reduced-by the nominal amount of any equity securities allotted under this Resolution-in excess of GBP 18,474.04 ; Authority expires the earlier of the 15 months-form the date of this resolution or on the conclusion of the Company’s AGM to-be held in 2010 ; and the Directors may allot relevant securities after the-expiry of this authority in pursuance of such an offer or agreement made-prior to such expiry

						Non-Voting

S.4

Authorize the Directors, subject to and conditional upon the passing of Resolution 3 and pursuant to authority conferred by Resolution 3, to allot equity securities Section 560 of the 2006 Act for cash, either pursuant to the authority conferred by Resolution 3 or by way of a sale of treasury shares, as if Section 561(1) of the Act 2006 did not apply to any such allotment provided that this power is limited to the allotment of CONTD.

						Management	For	For
-

CONTD. equity securities: a) in connection with a rights issue or other pro-rata offer to holders of ordinary shares; and b) up to an aggregate nominal-amount of GBP 2,771,10; Authority expires the earlier of the conclusion of-the AGM of the Company to be held in 2010 or 15 months ; and the Directors to-allot equity securities after the expiry of this authority in pursuance of-such an offer or agreement made prior to such expiry

Non-Voting
				5.	Declare a final dividend of 3.5p, recommended by the Directors, for the YE 30 SEP 2009 payable on 26 JAN 2010 to holders of ordinary shares registered at the close of business on 18 DEC 2010	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
UNITED DRUG PLC	UDG ID	IE0033024807	09-Feb-2010	1.	Receive and consider the financial statements for the YE 30 SEP 2009 and the reports of the Directors and the Auditor thereon	Management	For	For
				2.	Declare a final dividend of 5.77 cent per ordinary share for the YE 30 SEP 2009	Management	For	For
				3.	Receive and consider the report of the Remuneration Committee on Director’s remuneration for the YE 30 SEP 2009	Management	For	For
				4.a	Re-elect Chris Corbin as a Director, who retires in accordance with Articles of Association	Management	For	For
				4.b	Re-elect Liam FitzGerald as a Director, who retires in accordance with Articles of Association	Management	For	For
				4.c	Re-elect Hugh Friel as a Director, who retires in accordance with Articles of Association	Management	For	For
				4.d	Re-elect Ronnie Kells as a Director, who retires in accordance with Articles of Association	Management	For	For
				5.	Authorize the Directors to fix the Auditor’s remuneration	Management	For	For
6.

Authorize the Directors of the Company, for the purposes of Section 20 of the Companies [Amendment] Act, 1983 to allot relevant securities [within the meaning of Section 20 of that Act] up to a nominal value of EUR 4,065,503; [Authority expires the earlier of the conclusion of the next AGM of the Company or 08 MAY 2011]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry not expired

						Management	For	For

S.7

Authorize the Directors, pursuant to Section 23 and Section 24(1) of the Companies [Amendment] Act 1983, to allot equity securities [Section 23] for cash pursuant to the authority conferred on the Directors by the Resolution No. 6 above, as if Section 23(1) of the said Act did not apply to any such allotment provided that his power shall be limited to the allotment of equity securities: a) on the exercise of any option granted pursuant to Article 8 of the Articles of Association of the Company; b) in connection with any offer of securities open for any period fixed by the Directors by way of rights, open offer or otherwise in favor of ordinary shareholders and/or any persons having a right to subscribe for or convert securities into ordinary shares in the capital of the Company; c) pursuant to Article 128A of the Articles of Association of the Company; and d) up to an aggregate nominal value of EUR 609,825; [Authority expires the earlier of the next AGM of the Company or 08 MAY 2011]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	For	For
S.8

Authorize the Company and/or any subsidiary of the Company [Section 155 of the Companies Act, 1963] of the Company, to make market purchases [Section 212 of the Companies Act, 1990] of shares of any class of the Company [the Shares] on such terms and conditions and in such manner as the Directors may determine from time to time but subject, however, to the provisions of the Companies Act, 1990 of up to 24,393,020 ordinary shares, at a minimum price equal to the nominal value of the share and the maximum price equal to 105% of the average of the 5 amounts resulting for such shares derived from the Irish Stock Exchange Daily Official List, over the previous 5 business days, provided the average price shall be: a) if there shall be only 1 dealing reported for the day, the average of the prices at which such dealings took place; or b) if there shall be only 1 dealing reported for the day, the price at which such dealing took place; or c) if there shall not be any dealing reported for the day, the average of the high and low market guide price for that day; and if there shall be only a high [but not a low] or only a low [but not a high] market guide price reported or if there shall not be any market guide price reported for any particular day then that day shall not count as one of the said 5 business days for the purpose of determining the maximum price; [Authority expires the earlier of the date of the next AGM of the Company or 08 MAY 2011 in accordance with the provisions of Section 215 of the Companies Act 1990]; and the Company or any such subsidiary, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

	Management	For	For

S.9

Authorize the Company and/or any of its subsidiaries, pursuant to Special Resolution 8 above, to make market purchases of shares of any class of the Company passed earlier this day, for the purposes of Section 209 of the Companies Act 1990, the maximum and minimum prices at which any treasury shares [Section 209] be re-issued off-market shall be an amount equal to 120% of the appropriate average; and at a minimum price at which the Relevant Share be re-issued off-market be the nominal value of the share where such shares is required to satisfy an obligation under an Employee Share Scheme [as defined in the Listing Rules of the Irish Stock exchange Limited] operated by the Company; or in accordance with Article 128A of the Company’s Articles of Association where such share is required to satisfy an obligation under a scrip dividend offer made by the Company pursuant to such Article 128A, or an amount equal to 95% of the appropriate average , where appropriate average mean the average of the five amounts resulting from the determining whichever of the following [A,B & C specified below] in relation to shares of the class of which such relevant shares is to be re-issued shall be appropriate for each of the 5 consecutive business days immediately preceding the days immediately preceding the day on which the relevant shares is re-issued, as determined from the information published in the Irish Stock Exchange Daily Official List reporting the business done in each of those 5 business days: a) if there shall be more than 1 dealing reported for the day, the average of the prices at which such dealings took place; or b) if there shall be only 1 dealing reported for the day, the price at which such dealing took place; or c) if there shall not be any dealing reported for the day, the average of the high and low market guide price for that day; and if there shall be only a high [but not low] or only a low [but not high] market guide price reported, or if there shall not be any market guide price reported for any particular day then that day shall not count as one of the said 5 business days for the purposes of determining the appropriate average; and if the means of providing the foregoing information as to dealings and prices by reference to which the appropriate average is to be determined is altered or is replaced by some other means, then the appropriate average shall be determined on the basis of the equivalent information published by the relevant authority in relation to dealings on the Irish Stock Exchange or its equivalent; [Authority expires the earlier of the conclusion of the next AGM of the Company or 08 MAY 2010]

		Management	For	For
S.10	Approve to call a general meeting, other than an AGM and other than a meeting called for the passing of a special resolution, on not less than 14 clear days notice	Management	For	For
S.11

Approve to replace the Articles of Association by the form of Article of Association which have been signed for identification by the Chairman of the meeting and which were available for inspection on the Company’s website and at the registered office of the Company since the date of this notice

		Management	For	For
12.

Approve the establishment by the Company of a new Long Term Incentive Plan in accordance with the provisions of a document entitled ‘United Drug Plc Long Term Incentive Plan 2010’ [the 2010 LTIP] as specified, and authorize the Directors to take all such actions with reference to the 2010 LTIP as they consider may be necessary or desirable to ensure the establishment and operation of the 2010 LTIP and to establish further schemes based on the 2010 LTIP but modified to take account of local tax, exchange control and securities laws in overseas territories, provided that any shares made available under such further schemes shall count against any limits on individual participation in the 2010 LTIP and in the aggregate number of shares granted under the 2010 LTIP

		Management	For	For

13.

Approve the establishment by the Company of a new Executive Share Option Plan in accordance with the provision of a document entitled ‘United Drug Plc Executive Share Option Plan 2010’ [the 2010 ESOP] as specified, authorize the Directors to take all such actions with reference to the 2010 ESOP as they consider may be necessary or desirable to ensure the establishment and operation of the 2010 ESOP and to establish further schemes based on the 2010 ESOP, but modified to take account of local tax, exchange control and securities laws in overseas territories, provided that any shares made available under such further schemes shall count against any limits on individual participation in the 2010 ESOP and in the aggregate number of shares granted under the 2010 ESOP

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GREENCORE GROUP PLC	GNC ID	IE0003864109	11-Feb-2010	1	Receive and approve the financial statements for the YE 25 SEP 2009 together with the reports of the Directors and the Auditors thereon	Management	For	For
				2	Declare a final dividend of 4.5 cent per share on the ordinary shares for the YE 25 SEP 2009c	Management	For	For
				3.A	Re-appoint John Herlihy as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.B	Re-appoint Tony Hynes as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.C	Re-appoint Pat McCann as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.D	Re-appoint Ned Sullivan as a Director, who retires in accordance with the Articles of Association	Management	For	For
				3.E	Re-appoint Diane Walker as a Director, who retires in accordance with the Articles of Association	Management	For	For
				4	Authorize the Directors to fix the remuneration of the Auditors for the YE 24 SEP 2010	Management	For	For
5

Authorize the Directors of the Company, for the purposes of Section 20 of the Companies Amendment Act, 1983, to allot relevant securities within the meeting of Section 20 of that Act up to an amount equal to the authorized but as yet un-issued share capital of the Company on the date of the AGM; Authority expires at close of business on 11 FEB 2015 unless and to the extent that such power is renewed or extended prior to such date, save the Company may make before such expiry an offer or agreement which would or might require relevant securities to be allotted after such expiry, and the Directors may allot relevant securities in pursuance of such an offer or agreement as if the power conferred by this resolution had not expired

						Management	For	For

S.6

Authorize the Directors of the Company, pursuant to Section 23 and Section 24(1) of the Companies Amendment Act, 1983, to allot equity securities Section 23 of that Act for cash pursuant to the authority conferred by the resolution of the Company passed as Resolution 5 in the notice of this meeting as if Section 23(1) of that Act did not apply such allotment provided that this power shall be limited to the allotment of equity securities: a) in connection with any rights issue in favor of ordinary shareholders where the equity securities respectively attributable to the interests of all ordinary shareholders; and b) up to a maximum aggregate nominal value of EUR 6,479,777 being equal to approximately 5% of the aggregate nominal value of the issued CONTD.

	Management	For	For
-

CONTD. ordinary share capital of the Company; Authority expires the earlier-of the date of the AGM of the Company to be held during 2011 or 11 AUG 2011 ;-and the Directors may allot equity securities in pursuance of such offer or-agreement as if the power conferred hereby had not expired

Non-Voting
S.7

Authorize the Company and/or any of its subsidiaries to make market purchase Section 155 of the Companies Act, 1963 , to make market purchase as specified in Section 212 of the Companies Act, 1990 of shares of any class except the special share of the Company the Shares on such terms and conditions and in such manner as the Directors may from time to time determine but subject, however, to the provisions of the Companies Act, 1990 and to the following restrictions and provisions: a) the maximum number of shares authorized to be acquired pursuant to the terms of this resolutions shall be such number of shares whose aggregate nominal value shall equal 10% of the aggregate nominal value of the issued share capital of the Company as at the close of business on the date of the CONTD.

	Management	For	For

-

CONTD. passing of this resolution; b) the minimum price which may be paid for-any share shall be the nominal value of the share; c) the maximum price which-may be paid for the any share a Relevant Share shall be an amount equal to-105% of the average of the 5 amounts resulting from determining whichever of-the following in relation to the shares of the same class as the Relevant-Share shall be appropriate for each of the 5 business days immediately-preceding the day on which the Relevant Share is purchased, as determined-from the information published in the Irish Stock Exchange Daily Official-List reporting the business done on each of these 5 business days: i) if-there shall be more than one dealing reported for the day, the average of the-prices at which such dealings took place; or ii) if there shall be only one-dealing reported for the day, the price at which such dealing took place; or-iii) if there shall not be any CONTD.

Non-Voting
-

CONTD. dealing reported for the day, the average of the closing bid and offer-prices for the day; and if there shall be only a bid but not an offer or an-offer but not a bid price reported, or if there shall not be any bid or-offer price reported for any particular day then that day shall not count as-one of the said 5 business days for the purposes of determining the maximum-price, if the means of providing the foregoing information as to dealings and-prices by references to which the maximum price is to be determined is-altered or is replaced by some other means, then have maximum price shall be-determined on the basis of the equivalent information published by the-relevant authority in relation to dealings on the Irish Stock Exchange or its-equivalent; d) if the London Stock Exchange plc is prescribed as a recognized-Stock Exchange for the purpose of Section 212 of the Companies, 1990 then,-with effect from the close CONTD.

Non-Voting
-

CONTD. of business on the day on which the London Stock Exchange plc is so-prescribed, the authority conferred by this resolution shall include-authority to make market purchase of shares on the London Stock Exchange plc-provided that: i) any such purchase shall be subjected to any requirement of-the Laws of the United Kingdom of Great Britain and Northern Ireland as shall-applied there to; and ii) the maximum price which may be paid for any shares-so purchased shall be determined in accordance this resolution but deleting-from that Paragraph the reference to the Irish Stock Exchange Daily Official-List and inserting instead reference to the Daily Official List of the London-Stock Exchange plc and deleting from paragraph sub-paragraph (iii) thereof-and the words appearing CONTD.

Non-Voting

-

CONTD. after sub-Paragraph (iii) and forming the rest of the first sentence-of Paragraph (C) and inserting if there shall not be dealing reported for the-day, the average of the prices quoted under the heading Quotation in respect-of that share for the day and if there shall not be any Quotation reported-for any particular day then that day shall not count as one of the said five-business days for the purposes of determining the maximum price and deleting-from the last line thereof the reference to the Irish Stock Exchange and-inserting instead reference to the London Stock Exchange Plc; Authority-expires the earlier at the conclusion of the next AGM of the Company or 12-AUG 2011 ; and the Company or any such subsidiary may before such expiry-enter into a contract for the purpose of shares which would CONTD.

Non-Voting
				-	CONTD. or might be executed wholly or partly after such expiry and may-complete any such contract as if the authority conferred hereby had not-expired	Non-Voting
S.8

Approve the provision in Article 54(a) allowing for the convening of EGM by at least 14 clear days’ notice where such meetings are not convened for the passing of a special resolution shall continue to be effective

						Management	For	For
				S.9	Amend the Articles of Association as specified	Management	For	For
10

Authorize the Directors, pursuant to Article 120(b) of the Articles of Association of the Company, to exercise the powers contained in the said Article so that the Directors may offer to holders of the ordinary shares in the capital of the Company the right to elect to receive an allotment of additional ordinary shares, credited as fully paid, instead of cash in respect of all or part of any dividend or dividends falling to be declared or paid at this AGM or at any time prior to the next following AGM of the Company

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SPAREBANK 1 SMN, TRONDHEIM	MING NO	NO0006390301	11-Feb-2010

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting
1.

Appoint Gunnar Heglund, Alf Ervik, Thor Arne Falkanger, Olav Revhaug, Erik Sture Larre and Thor Christian Haugland as Supervisory Board; Leif Singstad, Erik Solberg, Arne Rian, Kjell Hagan, Kjell Hagan, Stener Lium, Tore Hertzenberg- Nafstad, Geir Lundgard-Soug, Oskar Dag Sylte, Kjell Magnar Haugan, and Terje Norum as alternates

Management
				2.	Elect Tone Valmot as a Member for a period of 2 years	Management
					PLEASE NOTE THAT EACH EQUITY CAPITAL CERTIFICATE CARRIES ONE VOTE. THANK YOU.	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HAMPSON INDUSTRIES PLC, BRIELEY WEST MIDLANDS	HAMP LN	GB00B0P8RT68	18-Feb-2010	1

Authorize the Directors, without prejudice to the authority conferred on the Directors at the last AGM of the Company and in accordance with Section 551 of the Companies Act, to allot shares in the Company up to a nominal amount of GBP 30,000,000 for the purposes of the Capital Raising; Authority expires at the conclusion of the AGM of the Company in 2010 ; and the Directors may allot shares after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

						Management	Against	Against
S.2

Authorize the Directors, subject to and conditional upon the passing of Resolution 1, without prejudice to the authority conferred on the Directors at the last AGM of the Company and pursuant to Section 571 of the Companies Act, to allot equity securities as defined in Section 560 1 of the Companies Act of the Company for cash, pursuant to the authority granted pursuant to Resolution 1, as if Section 561 1 of the Companies Act did not apply to such allotment, provided that the authority conferred by this resolution: is limited to the allotment of equity securities of up to an aggregate nominal amount of GBP 30,000,000 for the purposes of the Capital Raising; CONTD.

						Management	Against	Against
-

CONTD. Authority expires at the conclusion of the AGM of the Company in 2010-; and the Directors may allot equity securities after the expiry of this-authority in pursuance of such an offer or agreement made prior to such-expiry

Non-Voting

3

Approve, subject to and conditional upon the passing of Resolution 1 and Resolution 2, the terms of the Capital Raising, and authorize the Directors to implement the Capital Raising on the basis described in the Prospectus in connection with the implementation of the Capital Raising

	Management	Against	Against
4

Approve, subject to and conditional upon the passing of Resolutions1, 2 and 3, the issue of New Ordinary Shares in connection with the Capital Raising for cash at an issue price of 50 pence per share, which is a discount of 22.8% to the Closing Price of 64.75 pence per share on the last Business Day prior to announcement of the Capital Raising and otherwise on the terms set out in the Prospectus

	Management	Against	Against
5

Approve, subject to and conditional upon the passing of Resolution 1, Resolution 2, Resolution 3 and Resolution 4; the subscription by Aberforth for 10,293,549 Firm Placed Shares pursuant to the Firm Placing

	Management	Against	Against
6

Authorize the Directors, subject to and conditional upon Admission having become effective and in substitution for the allotment authority conferred on the Directors at the last AGM of the Company but without prejudice to any, allotments made pursuant to that authority , and in addition to the amount set out in Resolution 1, in accordance with Section 551 of the Companies Act, to allot shares in the Company, and to grant rights to subscribe for or to convert any security into shares in the Company, up to a maximum nominal amount of GBP 23,000,000; Authority expires at the conclusion of the AGM of the Company in 2010 ; and the Directors may allot such shares or grant such rights after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

	Management	Against	Against
S.7

Authorize the Directors, subject to and conditional upon the passing of Resolution 6 and Admission having become effective and in substitution for the equivalent authority conferred on the Directors at the last AGM of the Company but without prejudice to any allotments made pursuant to that authority and pursuant to Section 570 of the Companies Act, to allot equity securities as defined in Section 560 1 of the Companies Act of the Company for cash pursuant: to the authority conferred on the Directors pursuant to Resolution 6, and pursuant to Section 573 of the Companies Act, to sell ordinary shares as defined in Section 560 of the Companies Act held by the Company as treasury shares as defined in Section 724 of the Companies Act CONTD.

	Management	Against	Against

-

CONTD. for cash in each case as if Section 561 1 of the Companies Act did-not apply to any such allotment or sale, provided that this power shall be-limited to the allotment of equity securities and/or the sale of treasury-shares: i) in connection with or pursuant to an offer by way of rights, open-offer or other pre-emptive offer to the holders of Ordinary Shares; and ii)-otherwise than pursuant to Sub-Paragraph i of this resolution, up to an-aggregate nominal amount of GBP 3,471,195; Authority expires at the-conclusion of the AGM of the Company in 2010 ; and the Directors may allot-equity securities or sell treasury shares in pursuance of such an offer or-agreement made prior to such expiry

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SPAREBANK 1 NORD-NORGE, TROMSO	NONG NO	NO0006000801	18-Feb-2010	-

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
-

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1.	Elect Members to the Committee of Representatives	Management
				1.	Elect Members to the Committee of Representatives	Management
				1.	Elect Members to the Committee of Representatives	Management
				1.	Elect Members to the Committee of Representatives	Management
				2.	Elect 1 Member and 2 Deputies to the Election Committee	Management

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

DEMAG CRANES AG, DUESSELDORF	D9C GR	DE000DCAG010	02-Mar-2010

AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY SHOULD EIT-HER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR P-ERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK YOU

Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 09 FEB 2010, WHEREAS-THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH THE GE-RMAN LAW. THANK YOU

Non-Voting
1.

Presentation of the financial statements and annual report for the 2008/2009 F-Y with the report of the Supervisory Board, the Group financial statements and-annual report, and the report pursuant to Sections 289[4] and 315[4] of the G-erman Commercial Code

Non-Voting
				2.	Resolution on the appropriation of the distributable profit of EUR 56,665,762.19 as follows: the entire amount shall be carried forward	Management	For	For
				3.	Ratification of the acts of the Board of Managing Directors	Management	For	For
				4.	Ratification of the acts of the Supervisory Board	Management	For	For
				5.	Appointment of Auditors for the 2009/2010 FY: Deloitte & Touche GmbH, Dusseldorf	Management	For	For
6.

Amendments to the Articles of Association: a) Section 15(2) shall be amended in respect of the shareholders meeting being announced at least 30 days prior to the deadline for shareholder registration for attendance; b) Section 16[1] shall be amended in respect of registration for shareholders meetings having to be effected at least 6 days in advance; c) Section 16[2] shall be amended in respect of proof of shareholding as per the 21st day before the meeting being provided to the company at least 6 days prior to the shareholders meeting; d) Section 17[2] shall be amended in respect of proxy voting instructions having to be given in written form; e) Section 17[3] shall be added in respect of the Board of Managing Directors being entitled to allow absentee voting at shareholders meetings

						Management	For	For

7.

Authorization to issue convertible or warrant bonds, the creation of contingent capital, and the corresponding amendments to the Articles of Association, the Board of Managing Directors shall be authorized, with the consent of the Supervisory Board, to issue bearer bonds of up to EUR 210,000,000 conferring an option or conversion right for new bearer shares of the Company, against cash payment on or before 01 MAR 2015, shareholders shall be granted subscription rights, except for residual amounts, for the granting of such rights to other bondholders, and for the issue of bonds at a price not materially below their theoretical market value, the share capital shall be increased accordingly by up to EUR 4,200,000, insofar as option or conversion rights are exercised

						Management	For	For

COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS MEETING. A LINK TO THE COUNTER P-ROPOSAL INFORMATION IS AVAILABLE IN THE MATERIAL URL SECTION OF THE APPLICATIO-N. IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEN-D AND VOTE YOUR SHARES AT THE COMPANYS MEETING.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SPAREBANK 1 SMN, TRONDHEIM	MING NO	NO0006390301	03-Mar-2010		PLEASE NOTE THAT THIS IS SUPERVISORY BOARD MEETING. THANK YOU.	Non-Voting
					PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 658963 DUE TO CHANGE IN VO-TING STATUS. THANK YOU.	Non-Voting
					PLEASE NOTE THAT THIS IS AN INFORMATION MEETING. SHOULD YOU WISH TO ATTEND THE-MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY CONTACTING YOUR CLI-ENT REPRESENTATIVE. THANK YOU	Non-Voting
				1.	Opening of the meeting by the Supervisory Board Chair	Non-Voting
				2.	Election of the meeting Chair	Non-Voting
				3.	Approval of the notice of the meeting and the agenda	Non-Voting
				4.	Election of 2 persons to sign the minutes together with the meeting Chair	Non-Voting
				5.	Briefing by the Chief Executive Officer	Non-Voting
				6.	The financial statements, supplementary information to the profit and loss acc-ount, including the Board of Directors’ proposal for distribution of the annua-l profit for 2009	Non-Voting
				7.	Adoption of final accounts for 2009, part II; the report of the Board of Dire-ctors; conditions applying to senior employees; audit report; audit fee; repor-t of the control Committee	Non-Voting
				8.	Annual report of the control Committee	Non-Voting
				9.	Increase of owner capital; right issue; ECC placing with the employees	Non-Voting

				10.	Purchase of and establishment of security interest in the Bank’s own ECCs	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GREENCORE GROUP PLC	GNC ID	IE0003864109	09-Mar-2010	1.

Approve the proposed disposal of Greencore Malt [‘the Disposal’] as described in the circular to Shareholders of the Company dated 19 FEB 2010 of which this Notice forms part [the Circular] and authorize each and any of the Directors and the Secretary of the Company [or a duly authorized Committee of the Directors] to conclude and implement the Disposal and to make such amendments, modifications, variations, waivers and extensions of any of the terms of the Disposal as the Directors or any such committee may deem necessary, expedient or appropriate [provided such amendments, modifications, variations, waivers and extensions are not of a material nature] and to any documents and arrangements connected with the Disposal as they may in their absolute discretion think necessary or desirable

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ALTERNATIVE NETWORKS PLC, LONDON	AN/LN	GB00B05KXX82	29-Mar-2010	S.1	Authorize the Company to purchase its own shares pursuant to a general buy back authority	Management	For	For
				2	Approve the Waiver of requirement under Rule 9 of the City Code on Takeovers and Mergers	Management	For	For
				3	Approve the Waiver of requirement under Rule 9 of the City Code on Takeovers and Mergers in relation to the Alternative Networks Plc 2010 Value Creation Plan	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
MOBILEONE LTD	M1 SP	SG1U89935555	08-Apr-2010	1	Receive and adopt the Directors’ Report and Audited Accounts for the YE 31 DEC 2009	Management	For	For
				2	Approve to declare a final tax exempt (one-tier) dividend of 7.2 cents per share for the YE 31 DEC 2009	Management	For	For
				3	Re-appointment of Mr. Patrick Yeoh Khwai Hoh as a Director of the Company pursuant to section 153(6) of the Companies Act (Chapter 50), to hold such office until the next AGM of the Company	Management	For	For
				4	Re-appointment of Dr. Thio Su Mien as a Director of the Company pursuant to section 153(6) of the Companies Act (Chapter 50), to hold such office until the next AGM of the Company	Management	For	For
				5	Re-election of Mr. Low Huan Ping as a Director pursuant to Article 92, who retires in accordance with Article 91 of the Company’s Articles of Association	Management	For	For

6	Re-election of Mr. Reggie Thein as a Director pursuant to Article 92, who retires in accordance with Article 91 of the Company’s Articles of Association	Management	For	For
7	Re-election of Mr. Teo Soon Hoe as a Director who retire in accordance with Article 91 of the Company’s Articles of Association	Management	For	For
8	Re-election of Ms. Karen Kooi Lee Wai, who retires in accordance with Article 97 of the Company’s Articles of Association	Management	For	For
9	Approve Directors’ fees of SGD 399,589 for the YE 31 DEC 2009	Management	For	For
10	Re-appointment the Auditors and authorize the Directors to fix their remuneration	Management	For	For
11

Authorize the Company to consider and if thought fit, approve the name of the Company “MobileOne Ltd” be changed to “M1 Limited” and that the name “M1 Limited” be substituted for “MobileOne Ltd” wherever the latter name appears in the Company’s Memorandum and Articles of Association; and the Directors of the Company and/or any of them be and are hereby authorized to complete and do all such acts and things (including executing or amending all such documents as may be required) as they and/or he may consider expedient or necessary or in the interests of the Company

		Management	For	For
12

Authorize the Directors, to offer and grant options in accordance with the provisions of the MobileOne Share Option Scheme the Scheme and to allot and issue such shares as may be issued pursuant to the exercise of the options under the Scheme, provided always that the aggregated number of shares to be issued pursuant to the Scheme shall not exceed 10% of the total number of issued ordinary shares excluding treasury shares in the capital of the Company from time to time

		Management	For	For

13

Authorize the Directors of the Company to: a) i) issue shares in the capital of the Company shares whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) notwithstanding the authority conferred by this Resolution may have ceased to be in force issue shares in pursuance of any Instrument made or granted by the Directors while this resolution was in force, provided that: 1) the CONTD..

	Management	For	For
-

CONTD.. aggregate number of shares to be issued pursuant to this Resolution-including shares to be issued in pursuance of Instruments made or granted-pursuant to this Resolution does not exceed 50% of the total number of-issued shares excluding treasury shares in the capital of the Company, of-which the aggregate number of shares to be issued other than on a pro rata-basis to shareholders of the Company including shares to be issued in-pursuance of Instruments made or granted pursuant to this Resolution does-not exceed 20% of the total number of issued shares excluding treasury-shares in the capital of the Company; 2) subject to such manner of-calculation as may be prescribed by the Singapore Exchange Securities Trading-Limited (SGX-ST) for the purpose of determining the CONTD..

Non-Voting
-

CONTD.. aggregate number of shares that may be issued, the percentage of-issued share capital shall be based on the total number of issued shares-excluding treasury shares in the capital of the Company at the time this-Resolution is passed, after adjusting for: i) new shares arising from the-conversion or exercise of any convertible securities or share options or-vesting of share awards which are outstanding or subsisting at the time this-Resolution is passed; and ii) any subsequent consolidation or subdivision of-shares; 3) in exercising the authority conferred by this Resolution, the-Company shall comply with the provisions of the Listing Manual of the SGX-ST-for the time being in force unless such compliance has been waived by the-SGX-ST and the Articles of Association for the time being of the CONTD..

Non-Voting

-	CONTD.. Company; Authority expires at the earlier of the conclusion of the-next AGM of the Company or the date by which the next AGM of the Company is-required by Law	Non-Voting
14

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 of Singapore the ‘Companies Act’ , to purchase or otherwise acquire issued ordinary shares in the capital of the Company Shares , not exceeding in aggregate the Maximum Limit as hereafter defined , at such price or prices as may be determined from time to time up to the Maximum Price whether as specified , whether by way of: i) market purchase(s) on the Singapore Exchange Securities Trading Limited SGX-ST ; and/or ii) off-market purchase(s) if effected otherwise than on the SGX-ST in accordance with any equal access schemes(s) as may be determined or formulated by the Directors as they consider fit, which schemes(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the CONTD..

		Management	For	For
-

CONTD..SGX-ST as may for the time being be applicable, be and is hereby-authorized and approved generally and unconditionally the ‘Share Purchase-Mandate’ ; Authority expires the earlier of the date of the next AGM is held-and the date by which next AGM is required by the Law ; and do all such acts-and things including executing such documents as may be required as they-and/or he may consider expedient or necessary to give effect to the-transactions contemplated and/or authorized by this resolution

Non-Voting
15

Authorize the Company, its subsidiaries and associated Companies that are entities at risk as that term is used in Chapter 9 of the Listing Manual , or any of them, for the purposes of Chapter 9 of the Listing manual of the Singapore Exchange Securities Trading Limited the Listing Manual , to enter into any of the transactions falling within the types of interested person transaction described in the circular to shareholders dated 16 MAR 2010 the ‘Circular’ with any party who is of the class of interested persons described in the Circular, provided that such transactions are made on normal Commercial terms and in accordance with the review procedures for such interested person transactions, shall, unless revoked or varied by the Company in a general meeting, continue in force until the conclusion CONTD..

		Management	For	For

-

CONTD.. of the next AGM of the Company, and authorize the Directors of the-Company to complete and do all such acts and things including executing all-such documents as may be required as they or he may consider expedient or-necessary or in the interests of the Company to give effect to the-Shareholders Mandate and/or this Resolution

Non-Voting
				-	Transact any other business	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DE LONGHI SPA, TREVISO	DLG IM	IT0003115950	21-Apr-2010	-

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 22 APR 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE-MEETING IS CANCELLED. THANK YOU.

Non-Voting
O.1

Approve the presentation of Balance sheet as of 31 DEC 2009, Board of Directors report, Internal Auditors reports as per Article 153 of legislative decree 58/98 and External Auditors report as per Article156 of legislative decree 58/98, Resolutions related there to

						Management	For	For
				O.2	Approve the Board of Directors’ renewal upon statement of members’ number and related emolument, resolutions related there to	Management	For	For
				O.3	Approve the Internal Auditors’ renewal due term of office expiry, upon statement of related emolument. Resolutions related there to	Management	For	For
				O.4	Appoint the External Auditors, resolutions related there to	Management	For	For
				O.5	Approve the proposal to authorize the purchase and disposal of own shares, upon revocation of resolution deliberated by the meeting held on 21 APR 2009, resolutions related there to	Management	For	For
				E.1	Amend the Article 7, 9 and 14 of the by law in order to be in compliance with CE instruction 2007/36, resolutions related there to	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
FILTRONA PLC, MILTON KEYNES	FLTR LN	GB00B0744359	22-Apr-2010	1	Receive and adopt the accounts for the YE 31 DEC 2009 and the reports of the Directors and Auditors thereon	Management	For	For
				2	Receive and adopt the report of the Remuneration Committee for the YE 31 DEC 2009	Management	For	For
				3	Declare the final dividend for the YE 31 DEC 2009 of 5.08p per ordinary share	Management	For	For
				4	Re-elect Paul Drechsler as a Director of the Company	Management	For	For
				5	Re-elect Lars Emilson as a Director of the Company	Management	For	For

6	Election of Terry Twigger as a Director of the Company	Management	For	For
7	Re-appoint KPMG Auditor Plc as the Auditor	Management	For	For
8	Authorize the Directors to fix the Auditor’s remuneration	Management	For	For
9

Authorize the Board to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to nominal amount of GBP 17,138,516 such amount to be reduced by the nominal allotted or granted under paragraph (b) below in excess of such sum ; and comprising equity securities as defined in Section 560(1) of the Companies Act 2006 up to a nominal amount of GBP 34,277,032 such amount to be reduced by any allotments or grants made under paragraph(a) above in connection with an offer by way of rights issue: i) to ordinary shareholders in proportion as nearly as may be practicable to their existing holdings; and ii) to holders of other securities as required by the rights of those securities or as the Board otherwise considers necessary, CONTD

		Management	For	For
-

CONTD and so that the Board may impose any limits or restrictions and make-any arrangements which it considers necessary or appropriate to deal with-treasury shares, fractional entitlements, record dates, legal, regulatory or-practical problems in, or under the laws of any territory or any other-matter; Authority shall apply until the end of next year’s AGM or, if-earlier, until the close of business on 21 JUN 2011 ; and the Board may allot-shares or grant rights to subscribe for or convert securities into shares-under any such offer or agreements as if the authority had not ended

Non-Voting
S.10

Authorize the Board, pursuant to Resolution 9 being passed, to allot equity securities as defined in the Companies Act 2006 , for cash under the authority given by that resolution and/or to sell ordinary share held by the Company as treasury shares for cash as if Section 561 of the Companies Act 2006 did not apply to any such allotment to sale, to be limited: to the allotment of equity securities and sale of treasury shares for cash in connection with an offer of, or invitation to apply for, equity securities but in the case of the authority granted under paragraph (b) of Resolution 9, by way of a rights issue only ; to ordinary shareholders in proportion as nearly as may be practicable to their existing holdings and to holders of other equity securities, CONTD

		Management	For	For

-

CONTD as required by the rights of those securities or as the Board otherwise-considers necessary and so that the Board may impose any limits or-restrictions and make any arrangements which it considers necessary or-appropriate to deal with treasury shares, fractional entitlements, record-dates, legal regulatory or practical problems in or under the laws of any-territory or any other matter; and in the case of the authority granted under-paragraph (a) of Resolution 9 and/or in the case of any sale of treasury-shares for cash, to the allotment otherwise than under paragraph (a) above-of equity securities or sale of treasury shares up to a nominal amount of GBP-2,74,585 CONTD

Non-Voting
-

CONTD Authority shall apply until the end of next year’s AGM or, if earlier,-until the close of business on 21 JUN 2011 ; the Board may allot equity-securities9and sell treasury shares under any such offer or agreements as if-the power had not ended

Non-Voting
S.11

Authorize the Company, for the purposes of Section 701 of the Companies Act 2006, to make one or more market purchases as defined in Section 693(4) of the Companies Act 2006 of its ordinary shares of 25 pence each Ordinary Shares , such power to be limited: a) to a maximum number of 20,566,219 Ordinary Shares; b) the minimum price which may be paid for an Ordinary Share is the nominal amount of the share and the maximum price which may be paid for an Ordinary Share is the highest of; i)an amount equal to 5%, above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary CONTD.

	Management	For	For
-

CONTD Share is the highest of: ii) the higher of the price of the last-independent trade and the highest current independent bid on the trading-venues where the purchase is carried out, in each case, exclusive; Authority-shall apply until the end of next year’s AGM or, if earlier, 21 JUN 2011 ;-and the Company may purchase Ordinary Shares pursuant to any such contract-as if the power had not ended

Non-Voting
S.12

Amend the Article of Association of the Company by deleting all the provisions of the Company’s Memorandum of Association which, by virtue of Section 28 Companies Act 2006 are to be treated as provisions of the Company’s Articles of Association; and adopt the Articles of Association produced to the meeting as the Articles of Association of the Company in subscription for, and to the exclusion of, the existing Articles of Association

	Management	For	For

				S.13	Approve that the general meetings other than an AGM may be called on not less than 14 clear days’ notice	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BREADTALK GROUP LTD	BREAD SP	SG1O02910816	27-Apr-2010	1	Receive the Directors’ Report and the Audited Financial Statements of the Company for the YE 31 DEC 2009 together with the Auditors’ Report thereon	Management	For	For
				2	Declare a first and final dividend of 1.0 cent per share tax exempt one-tier for the YE 31 DEC 2009 2008: 1.0 cent	Management	For	For
				3	Re-elect Mr. George Quek Meng Tong as a Director, who retires pursuant to Article 104 of the Company’s Articles of Association	Management	For	For
				4	Re-elect Mr. Ong Kian Min as a Director of the Company, who retires pursuant to Article 104 of the Company’s Articles of Association	Management	For	For
				5	Approve the payment of Directors’ fees of SGD 112,000 for the YE 31 DEC 2009 2008: SGD105,000	Management	For	For
				6	Re-appoint Messrs. Ernst & Young LLP as the Auditors of the Company and authorize the Directors of the Company to fix their remuneration	Management	For	For
				-	Transact any other business	Non-Voting
7

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 and Rule 806 of the Listing Manual of the Singapore Exchange Securities Trading Limited SGX-ST ; a i issue shares in the Company shares whether by way of rights, bonus or otherwise; and/or ii make or grant offers, agreements or options collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to options, warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors of the Company may in their absolute discretion deem fit; and b notwithstanding the authority conferred by this Resolution CONTD.

						Management	For	For

-

CONTD. may have ceased to be in force issue shares in pursuance of any-Instruments made or granted by the Directors of the Company while this-Resolution was in force, provided that: 1 the aggregate number of shares-including shares to be issued in pursuance of the Instruments, made or-granted pursuant to this Resolution to be issued pursuant to this Resolution-shall not exceed 50% of the total number of issued shares excluding treasury-shares in the capital of the Company as calculated in accordance with-sub-paragraph 2 below , of which the aggregate number of shares to be-issued other than on a pro rata basis to shareholders of the Company shall-not exceed 20% of the total number of issued shares excluding treasury-shares in the capital of the Company as calculated in accordance with-CONTD.

Non-Voting
-

CONTD. subparagraph 2 below ; 2 subject to such calculation as may be-prescribed by the SGX-ST for the purpose of determining the aggregate number-of shares that may be issued under sub-paragraph 1 above, the total number-of issued shares excluding treasury shares shall be based on the total-number of issued shares excluding treasury shares in the capital of the-Company at the time of the passing of this Resolution, after adjusting for:-a new shares arising from the conversion or exercise of any convertible-securities; b new shares arising from exercising share options or vesting-of share awards which are outstanding or subsisting at the time of the-passing of this Resolution; and c any subsequent bonus issue ,-consolidation or subdivision of shares; 3 until 31 DEC 2010 or such other-expiration CONTD.

Non-Voting
-

CONTD. date as may be determined by SGXST , the limit on the aggregate number-of shares including shares to be issued in pursuance of the Instruments,-made or granted pursuant to this Resolution of 50% of the total number of-issued shares excluding treasury shares in the capital of the Company set-out in sub-paragraph 1 above, shall be increased to one 100%, for purposes-of enabling the Company to undertake prorata renounceable rights issues; 4-in exercising the authority conferred by this Resolution, the Company shall-comply with the provisions of the Listing Manual of the SGX-ST for the time-being in force unless such compliance has been waived by the SGX-ST and the-Articles of Association of the Company; CONTD.

Non-Voting
-	CONTD. Authorize shall continue in force until the conclusion of the next-AGM of the Company or the date by which the next AGM of the Company is-required by law to be held	Non-Voting

8

Authorize the Directors of the Company, subject to and pursuant to the aforesaid share issue mandate being obtained, to issue shares other than on a pro-rata basis to the shareholders of the Company at a discount the Discount not exceeding 10% to the weighted average price the Price for trades done on the SGX-ST for the full market day on which the placement or subscription agreement in relation to such shares is executed or if not available for a full market day, the weighted average price must be based on the trades done on the preceding market day up to the time the placement or subscription agreement is executed , provided that CONTD.

		Management	For	For
-

CONTD. in exercising the authority conferred by this Resolution:- a the-Company complies with the provisions of the Listing Manual of the SGX-ST for-the time being in force unless such compliance has been waived by the SGX-ST-; and b the Company may, until 31 DEC 2010 or such other expiration date as-may be determined by SGX-ST increase the Discount to an amount exceeding 10%-but not more than 20% of the Price for shares to be issued, unless revoked or-varied by the Company in general meeting, such Authorize shall continue in-force until the conclusion of the next AGM of the Company or the date by-which the next AGM of the Company is required by law to be held

Non-Voting
9

Authorize the Directors of the Company to issue shares under the BreadTalk Group Limited Employees’ Share Option Scheme That pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant options under the BreadTalk Group Limited Employees’ Share Option Scheme the Scheme and to issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the exercise of options granted by the Company under the Scheme, whether granted during the subsistence of this authority or otherwise, provided always that the aggregate number of additional ordinary shares to be issued pursuant to the Scheme shall not exceed 15% of the total number of issued shares excluding treasury shares in the capital of the Company from CONTD.

		Management	Against	Against
-	CONTD. time to time; Authorize shall continue in force until the conclusion-of the next AGM of the Company or the date by which the next AGM of the-Company is required by law to be held	Non-Voting

10

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, to offer and grant awards in accordance with the provisions of the BreadTalk Group Limited Restricted Share Grant Plan the Plan and to allot and/or issue from time to time such number of fully-paid shares as may be required to be allotted and/or issued pursuant to the vesting of the awards under the Plan, provided always that the aggregate number of new ordinary shares to be allotted and/or issued pursuant to the Plan, the Scheme and any other share based schemes if applicable , which the Company may have in place, shall not exceed 15% of the total issued shares excluding treasury shares in the capital of the CONTD.

		Management	Against	Against
-	CONTD. Company from time to time; Authorize shall continue in force until-the conclusion of the next AGM of the Company or the date by which the next-AGM of the Company is required by law to be held	Non-Voting
11

Authorize the Directors of the Company, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Mr. George Quek Meng Tong No. of shares to be awarded: 59,000 and to issue shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to each Controlling Shareholder CONTD.

		Management	For	For
-

CONTD. or his associate shall not exceed 10% of all the shares available-under the Plan; Authority shall continue in force until the conclusion of-the Company’s next AGM or the date by which the next AGM of the Company is-required by law to be held

Non-Voting

12

Authorize the Directors of the Company, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Ms. Katherine Lee Lih Leng No. of shares to be awarded: 59,000 and to issue shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to each Controlling Shareholder CONTD.

	Management	For	For
-

CONTD. or his associate shall not exceed 10% of all the shares available-under the Plan; Authority shall continue in force until the conclusion of-the Company’s next AGM or the date by which the next AGM of the Company is-required by law to be held

Non-Voting
13

Authorize the Directors of the Company, contingent upon the passing of Resolution 10, in order to reward, retain and motivate employees who had met specific performance objectives set by the Company, to grant awards in accordance with the provisions of the Plan to Mr. Frankie Quek Swee Heng No. of shares to be awarded: 27,000 and to issue shares in the Company to the Participants of awards granted by the Company under the Plan, provided always that the aggregate number of shares available to Controlling Shareholders and their associates under the Plan shall not exceed 25% of all the shares available under the Plan and that the number of shares available to each Controlling Shareholder CONTD.

	Management	For	For
-

CONTD. or his associate shall not exceed 10% of all the shares available-under the Plan; Authority shall continue in force until the conclusion of-the Company’s next AGM or the date by which the next AGM of the Company is-required by law to be held

Non-Voting

14

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50, to make purchases or otherwise acquire issued shares in the capital of the Company from time to time whether by way of market purchases or off-market purchases on an equal access scheme of up to 10% of the total number of issued shares excluding treasury shares in the capital of the Company as ascertained as at the date of AGM of the Company at the price of up to but not exceeding the Maximum Price as defined in paragraph 3.4 of the Appendix to the Annual Report to Shareholder dated 10 APR 2010, in accordance with the terms of the Share Purchase Mandate as specified; CONTD.

						Management	For	For
				-	CONTD. Authority shall continue in force until the conclusion of the next-AGM of the Company or the date by which the next AGM of the Company is-required by law to be held	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BOBST GROUP SA, PRILLY	BOBNN SW	CH0012684657	28-Apr-2010

BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE REPRE-SENTATIVE.

Non-Voting

PLEASE NOTE THAT THIS IS THE PART II OF THE MEETING NOTICE SENT UNDER MEETING-610142, INCLUDING THE AGENDA. TO VOTE IN THE UPCOMING MEETING, YOUR NAME MUST-BE NOTIFIED TO THE COMPANY REGISTRAR AS BENEFICIAL OWNER BEFORE THE RE-REGISTR-ATION DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS THAT ARE SUBMITTED AFTER T-HE CUTOFF DATE WILL BE PROCESSED ON A BEST EFFORT BASIS. THANK YOU.

Non-Voting
				1	Approve the annual report and the annual financial statements 2009 of the Company’s accounts and the groups consolidated accounts	Management	For	For
				2	Grant discharge to the Board of Directors	Management	For	For
				3	Approve the appropriation of available earnings on 31 DEC 2009	Management	For	For
				4	Amend the Articles of Association	Management	For	For
				5.1	Re-elect Mr. Charles Gebhard as the Board of Director	Management	For	For
				5.2	Re-elect Mr. Ulf Berg as the Board of Director	Management	For	For
				6	Appointment of Ernst and Young SA as the Auditors	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
NOLATO AB	NOLAB SS	SE0000109811	28-Apr-2010	-

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
-

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				-	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting
-

PLEASE NOTE THAT SEB WILL NOT ARRANGE WITH A REPRESENTATIVE FOR THIS GMS-UNLESS SPECIFICALLY INSTRUCTED AND AGREED UPON NO LATER THAN ON THE SEB-DEADLINE. THE COST INCURRED WILL BE FORWARDED TO THE CLIENT. THANK YOU.

Non-Voting
				1	Opening the meeting and electing Chairman for the meeting	Non-Voting
				2	Approve the drawing up and the register of voters	Management	For	For
				3	Approve the agenda	Management	For	For
				4	Election of one or two people to check the minutes	Management	For	For
				5	Approve to determine whether the meeting has been duly convened	Management	For	For
				6	Presentation of the annual report, the auditors report, the consolidated-accounts and the group Auditors report	Non-Voting
				7	Approve the address by the President and Chief Executive Officer and any shareholder questions for the Board of Directors and the Company management	Management	For	For
				8.A	Adopt the income statement and balance sheet and the consolidated income statement and balance sheet	Management	For	For
				8.B	Approve the disposal of profit in accordance with the adopted balance sheet	Management	For	For
				8.C	Grant discharge to the Members of the Board and the President from liability	Management	For	For

				9	Approve to determine the number of Board Members and Deputy Board Members	Management	For	For
				10	Approve to determine the fees payable to the Board of Directors and the Auditors	Management	For	For
				11	Election of the Board Members and the Deputy Board Members	Management	For	For
				12	Approve the guidelines for remuneration and other terms of employment for Senior Executives	Management	For	For
				13	Approve the resolution on the Nomination Committee ahead of the next AGM	Management	For	For
				14	Any other business	Non-Voting
				15	Conclusion of the meeting	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BBA AVIATION PLC	BBA LN	GB00B1FP8915	29-Apr-2010	1	Receive and adopt the 2009 report and accounts	Management	For	For
				2	Re-elect Mark Harper as a Director	Management	For	For
				3	Re-elect Michael Harper as a Director	Management	For	For
				4	Re-elect Nick Land as a Director	Management	For	For
				5	Re-elect Simon Pryce as a Director	Management	For	For
				6	Re-elect Peter Ratcliffe as a Director	Management	For	For
				7	Re-elect Hansel Tookes as a Director	Management	For	For
				8	Re-appoint Deloitte LLP as the Auditors	Management	For	For
				9	Authorize the Directors to fix the Auditors’ remuneration	Management	For	For
				10	Declare a final dividend	Management	For	For
				11	Authorize the Directors to allot relevant securities	Management	For	For
				S.12	Approve the disapplication of pre-emption rights	Management	For	For
				S.13	Authorize the Company to make market purchases of ordinary shares	Management	For	For
				14	Approve the Directors’ remuneration report	Management	For	For
				S.15	Approve notice period for certain general meetings	Management	For	For
				S.16	Approve the new Articles of Association	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SAMSON HOLDING LTD	531 HK	KYG7783W1006	29-Apr-2010	-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting
				1	Adopt the audited consolidated financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2009	Management	For	For
				2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For
				3.A	Re-elect Mr. Mohamad Aminozzakeri as a Director	Management	For	For
				3.B	Re-elect Mr. Yuang-Whang Liao as a Director	Management	For	For
				3.C	Re-elect Mr. Siu Ki Lau as a Director	Management	For	For
				4	Authorize the Board of Directors to fix the remuneration of the Directors for the year ending 31 DEC 2010	Management	For	For
				5	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

6

Authorize the Directors of the Company the “Directors” , a subject to Paragraph c of this resolution, during the Relevant Period as specified of all the powers of the Company to issue, allot and deal with the unissued shares in the capital of the Company and to make or grant offers, agreements and options including bonds, warrants and debentures convertible into shares of the Company which would or might require the exercise of such powers; b the approval in Paragraph a of this resolution shall authorize the Directors during the Relevant Period to make or grant offers, agreements and options including bonds, warrants and debentures convertible into shares of the Company which would or might require the exercise of such powers after the end of the Relevant Period; c the aggregate CONTD

	Management	For	For
-

CONTD number of shares allotted or agreed conditionally or unconditionally to-be allotted by the Directors pursuant to the approval in Paragraph a of-this resolution, otherwise than pursuant to a rights issue or the exercise of-any subscription rights which are or may be granted under any option scheme-or any scrip dividend scheme or similar arrangements or any adjustment of-rights to subscribe for shares under options and warrants or a special-authority granted or to be granted by the Company’s shareholders, shall not-exceed 20% of the existing issued share capital of the Company as at the date-of passing of this resolution and the approval in Paragraph a of this-resolution shall be limited accordingly; and Authority expires the earlier-of the conclusion of the next AGM of the Company or the expiration of the-period within which the next AGM is to be held by law

Non-Voting
7

Authorize the Directors of the Company the “Directors” , a subject to Paragraph b of this resolution, during the Relevant Period as specified of all the powers of the Company to purchase its own shares on The Stock Exchange of Hong Kong Limited the “Stock Exchange” or on any other Stock Exchange on which the securities of the Company may be listed and recognized by The Securities and Futures Commission of Hong Kong “the Securities and Futures Commission” and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the rules and regulations of the Securities and Futures Commission, the Stock Exchange or of other Stock Exchange as amended from time to time; b the aggregate number of shares of the Company to be repurchased or agreed conditionally CONTD

	Management	For	For

-

CONTD or unconditionally to be repurchased by the Company pursuant to the-approval in Paragraph a of this resolution during the Relevant Period shall-not exceed 10% of the existing issued share capital of the Company as at the-date of passing of this resolution; and Authority expires the earlier of the-conclusion of the next AGM of the Company or the expiration of the period-within which the next AGM is to be held by law

Non-Voting
8

Approve, conditional upon the passing of Resolutions 6 and 7 set out in the notice convening this meeting, the general mandate granted to the Directors to issue, allot and deal with the unissued shares in the capital of the Company pursuant to Resolution 6 set out in the notice convening this meeting to extend by the addition thereto the number of shares of the Company repurchased by the Company under the authority granted pursuant to Resolution 7 set out in the notice convening this meeting provided that such number in aggregate shall not exceed 10% of the existing issued share capital of the Company as at the date of passing of this resolution

						Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
TREVI-FINANZIARIA INDUSTRIALE SPA, CESENA (FO)	TFI IM	IT0001351383	29-Apr-2010	-

PLEASE NOTE IN THE EVENT THE MEETING DOES NOT REACH QUORUM, THERE WILL BE A-SECOND CALL ON 13 MAY 2010. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS WILL-REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO-ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR THE-MEETING IS CANCELLED. THANK YOU.

Non-Voting
1

Approve the financial statement at 31 DEC 2009 and presentation of consolidated financial statement, Board of Directors and Auditors, Independent Auditors report, destination of profit, any adjournment thereof

						Management	For	For
				2	Grant authority for share buyback and disposal, any adjournment thereof	Management	For	For
				3	Appointment of the Directors for corporate years 2010, 2011, 2012 and	Management	For	For
				4	Appointment of the Board of Auditors for corporate years 2010, 2011, 2012 and	Management	For	For

PLEASE NOTE THAT SHAREHOLDERS WHO, ALONE OR JOINTLY, HOLD AT LEAST 2.5% OF THE-CORPORATE CAPITAL ARE ENTITLED TO PRESENT SLATES. WITH REFERENCE TO ITEM 4 TH-E APPOINMENT OF AUDITORS IS EXECUTED THROUGH SLATES VOTE, IN COMPLIANCE WITH A-RT 32 OF THE BYLAWS. SLATES OF CANDIDATES CAN BE PRESENTED BY SHAREHOLDERS WHO-, ALONE OR JOINTLY, HOLD AT LEAST 2.5% OF THE SHARES WITH VOTING RIGHT. THANK-YOU.

Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF ADDITIONAL COMMENT. IF Y-OU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLES-S YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ABG SUNDAL COLLIER ASA	ASC NO	NO0003021909	29-Apr-2010	-

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
-

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1	Opening of the meeting by the Chairman of the Board and registration of attending shareholders	Management	For	For
				2	Election of Chairman of the meeting and at least one person to co-sign the	Management	For	For
				3	Approve of the notice of meeting and agenda	Management	For	For
				4	Approve of the annual financial statement, and Board of Directors report for 2009	Management	For	For
				5	Approve a payment of NOK 0.75 per share as a repayment of the share premium fund to shareholders as per 29 APR 2010	Management	For	For
				6	Approve the Auditor’s remuneration	Management	For	For
				7	Approve the remuneration for the Members of the Board of Directors and the Nomination Committee	Management	For	For

				8	Approve the declaration of principles for the Company’s remuneration policy towards top Management	Management	For	For
				9	Election of Members to the Nomination Committee	Management	For	For
				10	Election of Board Member’s	Management	For	For
				11	Approve the reduction of the Company’s share premium fund	Management	For	For
				12	Approve the power of attorney to purchase own shares	Management	For	For
				13	Approve the power of attorney to issue new shares	Management	For	For
				14	Amend the Company’s Articles of Association as specified	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
LOOMIS AB, SOLNA	LOOMB SS	SE0002683557	29-Apr-2010

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting
					PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID VO-TE OPTION. THANK YOU	Non-Voting
				1.	Opening of the meeting	Non-Voting
				2.	Election of Chairman of the meeting	Non-Voting
				3.	Preparation and approval of the voting list.	Non-Voting
				4.	Approval of the agenda	Non-Voting
				5.	Election of one or two persons to approve the minutes	Non-Voting
				6.	Determination of compliance with the rules of convocation	Non-Voting
				7.	Receive the President’s report	Non-Voting
				8.a	The annual report and the Auditor’s report and the consolidated financial stat-ements and the group Auditor’s report	Non-Voting
				8.b	The statement by the Auditor on the compliance with the guidelines for remuner-ation to management applicable since the last AGM	Non-Voting
				8.c	The Board’s proposal for appropriation of the Company’s profit and the Board’s-motivated statement thereon	Non-Voting

9.a	Adopt the statement of income and the balance sheet and the consolidated statement of income and the consolidated balance sheet as per 31 DEC 2009	Management	For	For
9.b	Approve to declare a dividend of SEK 2.65 per share, if the AGM so resolves, the dividend is expected to be distributed by Euroclear Sweden AB starting 07 MAY 2010	Management	For	For
9.c	Receive the record date for dividend	Management	For	For
9.d	Grant discharge to the Board of Directors and the President from liability for the FY 2009	Management	For	For
10.	Approve to determine the number of Board members to be 6, with no Deputy Members	Management	For	For
11.

Approve the fees to the Board Members for the period up to and including the AGM 2011 shall, unchanged, amount to SEK 1,450,000 in total (including fees for committee work) to be distributed between the Board Members as: the Chairman of the Board shall receive SEK 400,000 and each of the other Board Members, except the President, shall receive SEK 200,000, as consideration for the committee work, the Chairman of the Audit and Risk Committee shall receive SEK 100,000, the Chairman of the Remuneration Committee shall receive SEK 75,000, the Members of the Audit and Risk Committee each SEK 50,000 and the Members of the Remuneration Committee each SEK 25,000, the Auditors fees are proposed to be paid as per agreement

		Management	For	For
12.

Re-election of Messrs. Lars Blecko, Alf Goransson, Jan Svensson, Ulrik Svensson and Marie Ehrling as the Board Members and election of Signhild Arnegard Hansen as the new Members of Board, for the period up to and including the AGM 2011 and re-election of the accounting firm PricewaterhouseCoopers AB as the Auditor, with authorized public accountant Anders Lundin as Auditor in charge, for a period of 4 years

		Management	For	For
13.

Appprove the Nomination Committee shall have 5 Members, re-election of Gustaf Douglas (Investment AB Latour etc.), Marianne Nilsson (Swedbank Robur fonder), Per-Erik Mohlin (SEB Fonder/SEB Trygg Liv), Mikael Ekdahl (Melker Schorling AB) and Lars Rosen (Lansforsakringar) in respect of the AGM 2011 and Gustaf Douglas shall be elected as the Chairman of the Nomination Committee

		Management	For	For

14.

Approve the guidelines for remuneration to management principally entails that the total remuneration shall be competitive and in accordance with market conditions, the benefits shall consist of fixed salary, possible variable remuneration and other customary benefits and pension, the variable remuneration shall have an upper limit and be related to the fixed salary, the variable remuneration shall be based on the outcome in relation to set targets and be in line with the interests of the shareholders, pension benefits shall be fee-based and pension rights shall be applicable as from the age of 65, at the earliest, the variable remuneration shall not be pension qualifying, the Board shall have the right to deviate from the guidelines in individual cases if there are particular grounds for such deviation

						Management	For	For

PLEASE NOTE THAT THE PROPOSALS ACCORDING TO (A) AND (B) (I)-(II) ABOVE SHALL B-E ADOPTED AS ONE SINGLE RESOLUTION WITH OBSERVANCE OF THE MAJORITY RULES STATE-D IN CHAPTER 16 OF THE SWEDISH COMPANIES ACT, MEANING THAT THE RESOLUTION SHAL-L BE SUPPORTED BY SHAREHOLDERS REPRESENTING AT LEAST NINE TENTHS OF BOTH THE N-UMBER OF VOTES CAST AND THE SHARES REPRESENTED AT THE AGM IN ORDER TO BE VALID-. THE ALTERNATIVE PROPOSAL ACCORDING TO (A) AND (B) (III) ABOVE SHALL BE ADOP-TED AS ONE SINGLE RESOLUTION AND MUST BE SUPPORTED BY SHAREHOLDERS REPRESENTI-NG MORE THAN HALF OF THE VOTES CAST, OR, IN CASE OF EQUAL VOTING, BY THE OPIN-ION SUPPORTED BY THE CHAIRMAN OF THE BOARD. THANK YOU.

Non-Voting
15a

Approve the implementation of an incentive scheme, the including hedging measures, either through (i) the authorization of the Board to resolve on acquisition of treasury shares on the stock exchange, the transfer of treasury shares to participants of the incentive scheme or, alternatively

						Management	For	For
				15b	Approve the implementation of an incentive scheme, including hedging measures, either through, the entering into of a share swap agreement	Management	For	For
				16.	Closing of the meeting	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

EQUATORIAL ENERGIA S A	EQTL3 BZ	BREQTLACNOR0	29-Apr-2010	CMMT

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
CMMT

PLEASE NOTE THAT SHAREHOLDERS SUBMITTING A VOTE TO ELECT A MEMBER MUST-INCLUDE THE NAME OF THE CANDIDATE TO BE ELECTED. IF INSTRUCTIONS TO VOTE ON-THIS ITEM IS RECEIVED WITHOUT A CANDIDATE’S NAME, YOUR VOTE WILL BE PROCESSED-IN FAVOR OR AGAINST OF THE DEFAULT COMPANY’S CANDIDATE. THANK YOU.

Non-Voting
				CMMT	PLEASE NOTE THAT VOTES ‘IN FAVOR’ AND ‘AGAINST’ IN THE SAME AGENDA ITEM ARE-NOT ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN-ARE ALLOWED. THANK YOU	Non-Voting
				1	Approve the Board of Directors annual report, the financial statements, independent Auditors report and finance Committees report, relating to FYE 31 DEC 2009	Management	For	For
				2	Approve to decide on the allocation of the net profits from the FY	Management	For	For
				3	Approve the distribution of dividends	Management	For	For
				4	Approve to establish the annual, aggregate remuneration of the Managers, deciding regarding the proposal by the Board of Directors of the Company at a meeting held on 26 MAR 2010	Management	For	For
				5	Approve to install and elect the Members of the finance Committee and respective substitutes and set their remuneration	Management	For	For

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting
					PLEASE NOTE THAT VOTES ‘IN FAVOR’ AND ‘AGAINST’ IN THE SAME AGENDA ITEM ARE NO-T ALLOWED. ONLY VOTES IN FAVOR AND/OR ABSTAIN OR AGAINST AND/ OR ABSTAIN ARE A-LLOWED. THANK YOU.	Non-Voting
				1.	Approve the raise in the Company’s capital stock resulting from the subscription of the Company’s Stock Option Plan, according to the Board of Directors’ meeting held on 04 MAR 2010	Management	For	For

2.

Approve the proposal and justification of the partial spin-off, prepared by the Company’s management on 09 APR 2010 and approved by the Board of Directors on 13 APR 2010 (Partial Spin-Off), through the transfer of the portion of its net equity corresponding to its interest in RME Rio Minas Energia Participacoes S.A., a closed corporation headquartered at Av. Mal. Floriano, 168, Centro, CEP 20080-002, in the city and state of Rio de Janeiro, with Corporate Taxpayer’s Id. (CNPJ/MF) 07.925.628/0001-47 and Company Registry (NIRE) 33.3.0027826-5, to a new corporation to be constituted specifically for this purpose at the time of the partial spin-off, and the subsequent registration of the new corporation as a publicly-held Company with the Securities and Exchange Commission of Brazil (CVM) and its admission to the Novo Mercado listing segment of the Sao Paulo Stock Exchange (Novo Mercado)

		Management	For	For
3.

Ratify the hiring of Apsis Consultoria Empresarial Ltd to value the portion of the Company’s net equity to be transferred to the new corporation and to prepare the valuation report that will serve as the basis for the reduction in the Company’s capital stock and the subsequent subscription and payment of the capital stock of the new corporation

		Management	For	For
4.	Approve the valuation report specified in resolution 3	Management	For	For
5.	Approve the Partial Spin-Off, pursuant to the Proposal and Justification of Partial Spin-Off and other documents made available to shareholders	Management	For	For
6.

Approve the Company’s capital reduction as a result of the Partial Spin-Off, without share cancellation, in the amount equivalent to the portion of the Company’s net equity transferred to the new corporation

		Management	For	For
7.

Amend the Article 5 of the Company’s Bylaws, in order to reflect the new Capital Stock after (i) the capital raise due to the exercise of the Company’s Stock Option Plan, and (ii) the capital’s reduction resulting from the Partial Spin-Off, should it be approved by the AGE, according to the proposal approved in the Board of Directors’ meeting held on 13 APR 2010

		Management	For	For

8.

Approve the constitution of a new corporation, whose capital stock will be subscribed and paid with the spun-off portion of the Company, including (a) the discussion and vote on its Bylaws, (b) the appointment of its first Board of Directors, (c) the functioning of its fiscal council for the year 2010 and the appointment of its Members, (d) the fixing of the compensation of the management and Members of the fiscal council, (e) the newspaper in which the Company’s statutory publications are made, apart from the Official Gazette of Rio de Janeiro, (f) the approval of all the steps necessary for the registration as a publicly-held company with the CVM and the request for listing its shares in the Novo Mercado, (g) the authorization for the new corporation’s management to carry out all the acts necessary for its legalization, notably the filing and publishing of its Articles of Incorporation

						Management	For	For
9.

Ratify the acts already carried out by the Company’s management related to the Partial Spin-Off and authorize the Company’s management to carry out all other acts necessary for the implementation and formalization of the Partial Spin-Off

						Management	For	For
				10.	Approve to consolidate the Company’s Bylaws resulting from the possible approval of the previous resolutions	Management	For	For
				11.	Approve to change the newspapers in which the Company’s statutory publications are made	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
OMEGA PHARMA NV, NAZARETH	OME BB	BE0003785020	03-May-2010	-

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
-

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1	Reading, deliberating and commenting of the annual report of the Board of-Directors and the Auditor’s report on the annual accounts for the FY 2009	Non-Voting

				2	Approve the annual accounts closed on 31 DEC 2009	Management	For	For
				3	Approve the allocation of the result as included in the annual accounts including a gross dividend of EUR 0.80 per share net EUR 0.60 per share	Management	For	For
				4	Communication of the consolidated annual accounts and the consolidated-reports	Non-Voting
				5	Grant full discharge to the Directors and Auditor who were active during the FY 2009 for the tasks they executed in the course of the FY	Management	For	For
				6	Approve to establish the annual remuneration for the year 2010 for the Chairman of the Board of Directors at EUR 60,000 and for all other Non-Executive Directors at EUR 30,000	Management	For	For
				7	Reappointment of Lucas Laureys NV, with as permanent representative Lucas Laureys, as Non-Executive Director for a period of 4 years, up to and including the annual general meeting to be held in 2014	Management	For	For
8

Reappointment of Mercuur Consult NV, with as permanent representative Jan Boone, as Independent Director according to and meeting the criteria of Article 526ter of the Belgian Company Code for a period of 4 years, up to and including the AGM to be held in 2014

						Management	For	For
				9	Appointment of Benoit Graulich BVBA, with as permanent representative Benoit	Management	For	For
				10	Appointment of Karel Van Eetvelt and Chris Van Doorslaer as Independent	Management	For	For
				11	Miscellaneous	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DUNI AB	DUNI SS	SE0000616716	05-May-2010	CMMT

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
CMMT

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				CMMT	PLEASE NOTE THAT NOT ALL SUB CUSTODIANS IN SWEDEN ACCEPT ABSTAIN AS A VALID-VOTE OPTION. THANK YOU	Non-Voting

1	Opening of the meeting	Non-Voting
2	Election of Andrews Bulow as a Chairman of the Board of Directors and the-Chairman of the AGM	Non-Voting
3	Preparation and approval of the voting list	Non-Voting
4	Election of one or two persons to check minutes	Non-Voting
5	Determination of whether the meeting has been duly convened	Non-Voting
6	Approval of the agenda of the AGM	Non-Voting
7	Presentation of the annual report and the Auditor’s report, and the-consolidated financial statements and the consolidated Audit report	Non-Voting
8	Speech by the president	Non-Voting
9	Report on the work of the Board of Directors and the Board Committees	Non-Voting
10a	Adopt the income statement and balance sheet, and of the consolidated income statement and the consolidated balance sheet	Management	For	For
10b

Approve the disposition of the Company’s profit or loss in accordance with the balance sheet and recode date in case the AGM decides a dividend; the Board of Directors proposes a dividend of SEK 2.50 per share and the record date for the dividend be 10 MAY 2010; if the annual general meeting approves this proposal, payment through Euroclear Sweden AB is estimated to be made on 14 MAY 2010

		Management	For	For
10c	Grant discharge personal liability of the Directors and the President	Management	For	For
11	Report on the work of the nomination committee	Non-Voting
12	Approve the number of Directors	Management	For	For
13

Approve the Nomination Committee proposal that the Chairman of the Board of Directors shall receive SEK 500,000 and the other Directors appointed by the AGM SEK 250,000 each, in addition, the chairman of the Remuneration Committee shall receive SEK 50,000, and the other members of the remuneration committee SEK 25,000 each, and that the Chairman of the Audit Committee shall receive SEK 100,000 and the other Members of the Audit Committee SEK 50,000; the proposed Board remuneration, including the remuneration for work in the Board committees, is unchanged; the Nomination Committee has further proposed that fair remuneration to the auditor is to be paid as charged

		Management	For	For
14	Re-election of Anders Bulow, Tomas Gustafsson, Pia Rudengren, Sanna Suvanto-Harsaae and Magnus Yngen as the Directors and Anders Bulow as a Chairman of the Board of Directors	Management	For	For
15	Authorize the Board of Directors to resolve on issues of shares, warrants and/or convertibles, as specified	Management	For	For

				16	Approve regarding guidelines for remuneration to the Executive Management, as specified	Management	For	For
				17	Approve the proposal regarding the Nomination Committee	Management	For	For
				18	PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Approve, regarding divestment of Duniform	Shareholder	Against	For
				19	Closing of the meeting	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
THE RESTAURANT GROUP PLC	RTN LN	GB00B0YG1K06	06-May-2010	1	Receive the report of the Directors and to adopt the Accounts for the FYE 27 DEC 2009 together with the auditors’ reports thereon	Management	For	For
				2	Approve the Directors’ remuneration report for the YE 27 DEC 2009	Management	For	For
				3	Approve the declare a final dividend of 0.3p per Ordinary Share for the YE 27 DEC 2009	Management	For	For
				4	Re-elect Trish Corzine as a Director	Management	For	For
				5	Election of Simon Cloke as a Director	Management	For	For
				6	Re-appoint Deloitte LLP as auditors to hold office from the conclusion of the AGM to the conclusion of the next AGM and to authorize the Directors to determine their remuneration	Management	For	For
7

Authorize the Directors of the Company, in substitution for existing authority under Section 80 of the Companies Act 1985, but without prejudice to the exercise of any such authority prior to the date of this resolution, be generally and unconditionally authorized in accordance with Section 551 of the Companies Act 2006 “the Act” to allot shares in the Company and to grant rights “relevant rights” to subscribe for, or to convert and security into shares in the Company up to an aggregate nominal amount of SEG 18,690,289, Authority expires at the conclusion of the next AGM of the Company to be held in 2011 or 15 months ; CONTD

						Management	For	For
-

CONTD.. the Company may at any time before the expiry of this authorization-make an offer or agreement which would or might require shares to be allotted-or relevant rights to be granted after the expiry of this authorization and-the Directors of the Company may allot shares or grant relevant rights in-pursuant of any such offer or agreement as if the authorization conferred-hereby had not expired

Non-Voting

S.8

Authorize the Directors of the Company, subject to the passing of resolution numbered 7 above “Section 551 Resolution” and in substitution for any existing authority under Section 95 1 of the Companies Act 1985, but without prejudice to the exercise of any such authority prior to the date of this resolution, be empowered in accordance with Sections 570 and 573 of the Act to allot equity securities within the meaning of Section 560 1 , 2 and 3 of the Act either pursuant to the Section 551 Resolution or by way of a sale of treasury shares, in each case as if Section 561 1 of the Act did not apply to such allotment, provided that this power shall be limited to: a the allotments of equity securities otherwise than pursuant to sub-paragraph b below up to an aggregate nominal amount of GBP 2.,803,543; CONTD

	Management	For	For
-

CONTD and b the allotment of equity securities in connection with an offer-to a all holders of ordinary shares of 28 1/8 pence each in the capital of-the Company in proportion as nearly as may be to the respective numbers of-ordinary shares held by them and b to holders of other equity securities as-required by the rights of those securities but subject to such exclusions,-limits or restrictions or other arrangements as the Directors of the Company-consider necessary or appropriate to deal with treasury shares, fractional-entitlements, record dates or legal, regulatory or practical problems in or-under the laws of, or requirement or, any regulatory body or any Stock-exchange in any territory or otherwise howsoever ; CONTD..

Non-Voting
-

CONTD.. Authority expires at he conclusion of the next AGM of the Company to-be held in 2011 or 15 months ; the Company to make an offer or agreement-before such expiry which would or might require equity securities to be-allotted after such expiry and the Directors of the Company may allot equity-securities in pursuance of any such offer agreement as if such expiry had not-occurred

Non-Voting

S.9

Authorize the Company, for the purposes of Section 701 of the Act to make market purchases within the meaning of Section 693 4 of the Act of its ordinary shares of 28 1/8 pence each in the capital of the Company and to cancel or hold in treasury such shares provided that: a the maximum aggregate number of ordinary shares authorized to be purchased in 19,936,308 representing 10% of the Company’s issued ordinary share capital ; b the minimum price which may be paid for such ordinary shares in 28 1/8 pence per share; c the maximum price exclusive of expenses which may be paid for an ordinary share is the higher of : i 5% above the average of the middle market quotations for the ordinary shares as derived from the London Stock Exchange Daily Official List CONTD..

						Management	For	For
-

CONTD.. for the five business days preceding the date on which the ordinary-share is contracted to be purchased; and ii the higher of the price of the-last independent trade and the highest current independent bid on the London-Stock Exchange Daily Official List at the time the purchase is carried out;-Authority expires at the conclusion of the Company’s next AGM to be held in-2011 or 15 months ; the Company may make a contractor contracts to purchase-ordinary shares under the authority conferred prior to the expiry of such-authority which may be executed wholly or partly after the expiry of such-authority and may make a purchase of ordinary shares in pursuance of any such-contractor contracts

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DOCKWISE LTD	DOCK NO	BMG2786A1062	06-May-2010	1	Approve the appointments of a Chairman and Secretary of the AGM	Management	For	For
				2	Approve the notice of the AGM and the agenda	Management	For	For
				3	Approve the minutes of last year’s AGM	Management	For	For
				4	Approve a dividend policy	Management	For	For
				5	Adopt the financial statements of the Company 2009 for the YE 31 DEC 2009	Management	For	For
				6	Approve the profit distribution	Management	For	For
				7	Re-appointment of Adri Baan as a Director	Management	For	For
				8	Re-appointment of Tom Ehret as a Director	Management	For	For
				9	Re-appoint Adri Baan as the Chairman of the Board	Management	For	For
				10	Re-appointment of Win Van Vonno as a Chairman of the nomination committee	Management	For	For
				11	Re-appointment of Adri Baan as a Member of the nomination committee	Management	For	For
				12	Re-appointment of KPMG as the Auditor	Management	For	For
				13	Approve the remuneration policy and authorize the Directors to determine the management’s remuneration	Management	For	For
				14	Approve the remuneration of the Directors	Management	For	For

				15	Authorize the Board of Directors to issue shares to a maximum of 10% of issued number of shares	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	DE0005550636	07-May-2010

AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS REQUIRE THAT YOU DISCLOSE-WHETHER YOU HAVE A CONTROLLING OR PERSONAL INTEREST IN THIS COMPANY. SHOULD EI-THER BE THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE SO THAT WE-MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE A CONTROLLING OR-PERSONAL INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK YOU

Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 16 APR 2010 , WHEREA-S THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS DAY. TH-IS IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH THE G-ERMAN LAW. THANK YOU

Non-Voting
1.

Presentation of the resolution of the AGM of the same day regarding the issue-of warrant bonds and the creation of contingent capital, as follows: the gener-al partner shall issue bearer bonds of EUR 1,250,000, conferring an option rig-ht for 1,250,000 preference shares of the Company, to Siemens Be-teiligungen I-nland GMBH, against cash payment of EUR 1,250,000 or the transfer of an equiva-lent portion of its claim on the Company under the deferred payment agreement,-on or before 06 MAY 2015; Shareholders’ subscription rights shall be excluded-; the bond issue shall be contingent upon the execution of the agreement on th-e Company’s interest in Siemens Medical Holding GMBH and upon the issue of at-least 1,250,000 new ordinary shares of the Company; the share capital shall be-increased by up to EUR 3,200,000 through the issue of up to 1,250,000 new pre-ference shares, insofar as Siemens Be-teiligungen exercises its option rights

Non-Voting
				2.	Separate resolution of the preference shareholders on the resolution as per item 1 above	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec

PRONOVA BIOPHARMA AS	PRON NO	NO0010382021	07-May-2010	CMMT

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
CMMT

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1	Approve the opening of the general meeting by deputy Chairman of the Board Rikke Reinmo	Management	For	For
				2	Approve the presentation of list of participating shareholders, in person or by proxy	Management	For	For
				3	Appointment of the persons to Chair the meeting and to co-sign the minutes	Management	For	For
				4	Approve the notice of meeting and agenda	Management	For	For
				5	Approve the presentation by Chief Executive Officer	Management	For	For
				6	Approve the annual accounts for 2009 of Pronova Biopharma ASA and the group and the annual report and allocation of net profit for 2009	Management	For	For
				7	Approve the determination of the remuneration of the Members of the Board of Directors	Management	For	For
				8	Approve the remuneration of the Company’s Auditor	Management	For	For
				9.A	Re-election of Gert Wilhelm Munthe as a Member to and Chair of the Nomination Committee	Management	For	For
				9.B	Re-election of Alexandra Morris as a Member of the Nomination Committee	Management	For	For
				10	Approve the determination of the remuneration of the Members of the Nomination Committee	Management	For	For
				11	Approve the guidelines for remuneration to the senior Management 2010	Management	For	For
				12	Authorize the Board of Directors to issue new shares	Management	For	For
				13	Approve the power of attorney to the Board of Directors to repurchase own shares	Management	For	For
				14	Amend the Articles of Association	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DRAEGERWERK AG & CO. KGAA, LUEBECK	DRW3 GR	DE0005550636	07-May-2010		PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO ATTEND-THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD. THANK YOU.	Non-Voting

PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS MEETING IS 16 APR 2010, WHEREAS-THE MEETING HAS BEEN SETUP USING THE ACTUAL RECORD DATE - 1 BUSINESS DAY. THI-S IS DONE TO ENSURE THAT ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH THE GE-RMAN LAW. THANK YOU

Non-Voting
1.

Presentation of the financial statements and annual report for the 2009 FY wit-h the report of the Supervisory Board, the group financial statements, the gro-up annual report, and the reports pursuant to Sections 289(4) and 315(4) o f t-he German Commercial Code

Non-Voting
2.

Resolution on the appropriation of the distributable profit of EUR 60,978, 939-.28 as follows: Payment of a dividend of EUR 0.40 per preference share Payment-of a dividend of EUR 0.3 4 per ordinary share EUR 56,279,939. 28 shall be car-ried forward Ex-divid end and payable date: 10 MAY 2010

Non-Voting
3.	Ratification of the acts of the general partner	Non-Voting
4.	Ratification of the acts of the Supervisory Board	Non-Voting
5.	Approval of the remuneration for the Supervisory Board the Supervisory Board s-hall receive a remuneration of EUR 346,000 for the 2009 FY	Non-Voting
6.	Appointment of the Auditors for the 2010 FY: PricewaterhouseCoopers, Hamburg	Non-Voting
7.

Resolution on the authorization to issue warrant bonds, the creation of contin-gent capital, and the corresponding amendments to the Articles of Association-The general partner shall issue bearer bonds of EUR 1,250,000 , conferring an-option right for 1, 250,000 preference shares of the Company, to Siemens Betei-ligungen Inl and GmbH, against cash payment of E UR 1,250,000 or the transfer-of an equivalent portion of its claim on the Company under the deferred paym e-nt agreement, on or before 6 MAY 2015; Shareholders. subscription rights shall-be excluded; the bond is sue shall be contingent upon the execution of the ag-reement on the Company’s interest in Siemens Medical Holding GmbH and upon the-issue of at least 1,250,000 new ordinary shares of the Company; the share cap-ita l shall be increased by up to EUR 3 ,200,000 through the issue of up to 1,-250,000 new preference shares, insofar as Siemens Beteiligungen exercises its-option rights

Non-Voting

8.

Amendments to the Articles of Association in connection with the Act on the ap-propriateness of Management Board Remuneration (VorstAG) Section 31(3) shall b-e amended in respect of the general partner being obliged to give full informa-tion on the remuneration of Supervisory Board members in the appendix or any o-ther appropriate point of annual reports and group annual reports

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN EXPRESSWAY CO LTD	107 HK	CNE100000494	12-May-2010	1	Approve the work report of the Board of Directors for the YE 31 DEC 2009	Management	For	For
				2	Approve the work report of the Supervisor Committee for the YE 31 DEC 2009	Management	For	For
				3	Approve the duty performance report of Independent Non-Executive Directors for the year 2009	Management	For	For
				4	Approve the proposed Profit Appropriations Plan for the YE 31 DEC 2009	Management	For	For
				5	Approve the financial budget implementation report for the year of 2009	Management	For	For
				6	Approve the audited financial report of the Company for the YE 31 DEC 2009	Management	For	For
				7	Approve the financial budget proposal for the year of 2010	Management	For	For
8

Re-appoint Shinewing Certified Public Accountants and Ernst & Young Certified Public Accountants, as the Company’s Domestic and International Auditors respectively for the year of 2010, and authorize the Board of Directors to fix their remuneration

						Management	For	For

PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF CONSERVATIVE RECORD DATE-. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM-UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CLARKSON PLC	CKN LN	GB0002018363	12-May-2010	1	Receive the accounts of the Company for the FYE 31 DEC 2009, together with the reports of the Directors and the Auditors on those accounts	Management	For	For
				2	Approve the Directors’ remuneration report for the YE 31 DEC 2009	Management	For	For
3

Declare a final divided of 27 pence per ordinary share of 25 pence each in respect of the YE 31 DEC 2009, making with the interim dividend of 16 pence per ordinary share already paid, a total dividend for the year of 43 pence per ordinary share

						Management	For	For
				4	Re-elect Mr. J.D. Woyda as a Director of the Company, who retires by rotation, in accordance with Article 90 of the Company’s Articles of Association	Management	For	For

5	Re-elect Mr. E.W. Warner as a Non-Executive Director of the Company, who retires by rotation, in accordance with Article 90 of the Company’s Articles of Association	Management	For	For
6	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company, until the conclusion of the next general meeting at which accounts are laid	Management	For	For
7	Authorize the Directors of the Company to agree the remuneration of the Auditors	Management	For	For
8

Authorize the Directors, pursuant to Section 551 of the Companies Act 2006 (the 2006 Act) to: i) allot shares in the Company, and to grant rights to subscribe for, or to convert any security into, shares in the Company: (A) up to maximum aggregate nominal amount of GBP 1,582,058; and (B) comprising equity securities up to a maximum aggregate nominal amount of GBP 3,164,115 (including within such limit any shares issued or rights granted under this resolution in connection with an offer by way of a rights issue: i) to holders of ordinary shares in proportion (as nearly as may be practicable to their existing holdings: and ii) to people who are holders of other equity securities of this is required by the rights of those securities or, if the Directors CONTD.

		Management	For	For
-

CONTD. consider it necessary, as permitted by the rights of those securities;-and so that the Directors may impose any limits or restrictions and make any-arrangements which they consider necessary or appropriate to deal with-treasury shares, fractional entitlements, record dates, legal regulatory or-practical problems in, or under the laws of, any territory or any other-matter; Authority expires at the conclusion of the AGM of the Company in-2011 or 18 months from the date of passing this resolution ; and the Company-may allot shares or grant such rights after the expiry of this authority in-pursuance of such an offer or agreement made prior to such expiry

Non-Voting

S.9

Authorize the Directors, for the purpose of Section 570 and Section 573 of the 2006 Act, subject to and conditional upon the passing of Resolution 8 above, and in place of all existing powers, to allot equity securities (as defined in the 2006 Act) for cash, pursuant to the authority conferred by Resolution 8 above as if Section 561(1) of the 2006 Act did not apply to any such allotment: this power shall be limited to the allotment of equity securities in connection with an issue but in the case of authority granted under Resolution 8 a i B above, by way of a rights issue only ; (i) to ordinary members in proportion as nearly as may be practicable to their existing holders; and (ii) to people who hold other equity securities, if this is required by the rights of those securities or, if CONTD.

	Management	For	For
-

CONTD. the Directors consider it necessary, as permitted by the rights of-those securities; and so that the Directors may impose any limits or-restrictions and make any arrangements which they consider necessary or-appropriate to deal with treasury shares, fractional entitlements, record-dates, legal, regulatory or practical problems in, or under the laws of, any-territory or any other matter; and in the case of the authority granted under-the Resolution 8(a)(i)(A) above, shall be limited to the allotment of equity-securities for cash otherwise than pursuant to Paragraph (c) up to a maximum-aggregate nominal amount of GBP 237,309; this power applies in relation to a-sale of shares which is an allotment of equity securities by virtue of-Section 560(3) of the 2006 Act as if in the first Paragraph CONTD.

Non-Voting
-

CONTD of this resolution the words “pursuant to the authority conferred by-Resolution 8 above” were omitted; Authority expires at the conclusion of the-AGM of the Company in 2011 or 18 months from the date of passing this-resolution ; and the Company may allot equity securities after the expiry of-this authority in pursuance of such an offer or agreement made prior to such-expiry

Non-Voting

S.10

Authorize the Company, for the purposes of Section 701 of the 2006 Act to make one or more market purchases as defined in Section 693 4 of the 2006 Act on the London Stock Exchange of ordinary shares of 25p each of the Company provided that: (a) the maximum aggregate number of ordinary shares hereby authorized to be purchased is 1,898,469 representing 10% of the Company’s issued ordinary share capital at the date of this notice ; (b) the minimum price exclusive of expenses which may be paid for each ordinary share is 25p; (c) the maximum price exclusive of expenses which may be paid for each ordinary share will not be more than the price permitted by the Listing Rules of the UK Listing Authority at the time of purchase which is currently set to a price equal to 105% of the average CONTD.

		Management	For	For
-

CONTD. of the middle market quotations for the ordinary shares of the Company-as derived from the Daily Official List of the London Stock Exchange for the-5 business days immediately preceding the day on which such share is-contracted to be purchased or the higher of i the price of the last-independent trade of an ordinary share and ii the highest current-independent bid for an ordinary share as derived from the London Stock-Exchange Trading System SETS ; Authority expires the earlier of the-conclusion of the AGM of the Company in 2011 or 18 months from the date of-passing this resolution ; and the Company, before the expiry, may make a-contract to purchase ordinary shares which will or may be executed wholly or-partly after such expiry

Non-Voting
S.11	Adopt the Articles of Association of the Company in substitution for, and to the exclusion of, the Company’s existing Articles of Association as specified	Management	For	For
S.12	Approve that a general meeting of the Company, other than an AGM, may be called on not less than 14 clear days’ notice	Management	For	For

13

Approve the Clarkson PLC Sharesave Plan the Plan as specified, and authorize the Directors to do all such acts and things as they may consider necessary or expedient to carry the Plan into effect and including, but not limited to: (a) making such modifications to the Plan as they may consider appropriate to take account of the requirements of HM Revenue & Customs, for the implementation and adoption of the Plan as so modified, and to do all such offer acts and things as they may consider appropriate to implement the Plan; and (b) establishing further plans based on the Plan but modified to take account of local tax, exchange control or securities laws in overseas territories, provided that any shares made available under such further plans are treated as counting against the limits on individual or overall participation in the Plan

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
VETROPACK HOLDING SA, SAINT-PREX	VET SW	CH0006227612	12-May-2010

BLOCKING OF REGISTERED SHARES IS NOT A LEGAL REQUIREMENT IN THE SWISS MARKET,-SPECIFIC POLICIES AT THE INDIVIDUAL SUB-CUSTODIANS MAY VARY. UPON RECEIPT OF T-HE VOTING INSTRUCTION, IT IS POSSIBLE THAT A MARKER MAY BE PLACED ON YOUR SHAR-ES TO ALLOW FOR RECONCILIATION AND RE-REGISTRATION FOLLOWING A TRADE. IF YOU H-AVE CONCERNS REGARDING YOUR ACCOUNTS, PLEASE CONTACT YOUR CLIENT SERVICE REPRE-SENTATIVE.

Non-Voting
				1	Approve the Management report, of annual accounts and accounts of Group 2009	Management	For	For
				2	Grant discharge to responsible authorities for the FY 2009	Management	For	For
				3	Approve the specified distribution of earnings	Management	For	For
				4	Re-elect the Auditor: the Company Ernst & Young S.A in Zurich	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CLICKS GROUP LIMITED	CLS SJ	ZAE000134854	14-May-2010	1	Grant authority to make and implement interim distribution	Management	For	For
				2	Authorize the Directors to implement resolutions	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
KELLER GROUP PLC	KLR LN	GB0004866223	17-May-2010	1.	Receive the Company’s annual accounts for the YE 31 DEC 2009, together with the report of the Directors of the Company and the Auditors thereon	Management	For	For
				2.	Approve the report on the Directors remuneration for the YE 31 DEC 2009	Management	For	For
				3.	Re-elect Mr. James Hind as a Director, who retires by rotation	Management	For	For
				4.	Re-elect Dr. Wolfgang Sondermann as a Director, who retires by rotation	Management	For	For

				5.	Re-appoint KPMG Audit Plc as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For
S.6

Amend the Articles of Association of the Company by deleting all the provisions of the Company’s Memorandum of Association which, by virtue of Section 28 of the Companies Act 2006 [the ‘Act’], are to be treated as provisions of the Company’s Articles of Association; and the Articles of Association as specified be adopted as the new Articles of Association of the Company in substitution for and to the exclusion of the existing Articles of Association

						Management	For	For
				7.	Grant authority to allot shares	Management	For	For
				S.8	Grant authority, Subject to Resolution 7 above, to disapply pre-emption rights	Management	Against	Against
S.9

Authorize the Company, pursuant to Section 701 of the Act, to make market purchases [within the meaning of Section 693(4) of the Act] of up to in aggregate 6,647,324 of its own ordinary shares of 10p each in the capital of the Company [‘Ordinary Shares’] [representing 10% of the Company’s issued Ordinary Shares capital at the date of this notice] provided that: (i) the maximum price which may be paid for an Ordinary Shares is the higher of: a) an amount equal to not more than 5% above the average of the middle market quotations for the Ordinary Shares taken from the London Stock Exchange daily official list for the five business days immediately preceding the day on which the purchase is made [exclusive of expenses payable by the Company]; and b) an amount equal to the higher of the price of the last independent trade of an Ordinary Share and the highest current independent bid for an Ordinary Share on the trading venue where the purchase is carried out; ii) the minimum price [exclusive of expenses] which may be paid for an Ordinary Shares is 10p; [Authority expires the earlier of the conclusion of the next AGM of the Company]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

						Management	For	For
				S.10	Approve a general meeting of the Company [other than an AGM] may be called on not less than 14 days’ notice	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
THE VITEC GROUP PLC	VTC LN	GB0009296665	17-May-2010	1	Receive the audited accounts, and the Auditors’ report thereon, and the Directors’ report for the YE 31 DEC 2009	Management	For	For
				2	Approve the Remuneration Committee’s report for the YE 31 DEC 2009	Management	For	For
				3	Declare a final dividend of 10.9 pence per ordinary share for the YE 31 DEC 2009 and paid on 20 MAY 2010 to all ordinary shareholders who were on the register of Members on 23 APR 2010	Management	For	For
				4	Re-appoint Michael Harper as a Director of the Company	Management	For	For

5	Re-appoint Stephen Bird as a Director of the Company	Management	For	For
6	Re-appoint Richard Cotton as a Director of the Company	Management	For	For
7	Re-appoint Will Wyatt as a Director of the Company	Management	For	For
8	Re-appoint Simon Beresford-Wylie as a Director of the Company	Management	For	For
9	Re-appoint Nigel Moore as a Director of the Company	Management	For	For
10	Re-appoint Maria Richter as a Director of the Company	Management	For	For
11	Re-appoint KPMG Audit Plc as the Auditors of the Company, to hold office until the conclusion of the next general meeting at which accounts are laid before the Company	Management	For	For
12	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
13

Authorize the Directors of the Company to allot shares in the Company and to grant rights to subscribe for or convert any security into shares in the Company up to a nominal amount of GBP 2,854,523 so that the Board may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory or any other matter, such Authority expires the earlier of the conclusion of next year’s AGM or on 17 AUG 2011 save that the Company may, before such expiry, make offers and enter into agreements during the relevant period which would, or might, require shares to be allotted CONTD.

		Management	For	For
CONT

.CONTD or rights to subscribe for or convert securities into shares to be-granted after such expiry and the Directors may allot shares or grant rights-to subscribe for or convert securities into shares under any such offer or-agreement as if the authority had not ended

Non-Voting

S.14

Authorize the Directors, subject to the approval of Resolution 13, to allot equity securities as defined in the Companies Act 2006 for cash under the authority given by that resolution and/or where the allotment is treated as an allotment of equity securities under Section 560 3 of the Companies Act 2006, free of the restriction in Section 561 1 of the Companies Act 2006; such power to be limited in the case of the authority granted under Resolution 13 and/or in the case of any transfer of treasury shares which is treated as an allotment of equity securities under Section 560 3 of the Companies Act 2006, to the allotment of equity securities up to a nominal amount of GBP 428,178; Authority expires the earlier of the conclusion of next year’s AGM or on 17 AUG 2011 save that the CONTD.

	Management	For	For
CONT

.CONTD Company may, before such expiry, make offers, and enter into-agreements, which would, or might, require equity securities to be allotted-or treasury shares to be sold after such expiry and the Directors may allot-equity securities and sell treasury shares in pursuance of such offer or-agreement as if the power conferred hereby had not expired

Non-Voting
S.15

Authorize the Company, for the purposes of Section 701 of the Companies Act 2006 to make one or more market purchases as defined in Section 693 4 of the Act of its ordinary shares of 20 pence each Ordinary Shares , such power to be limited: i to a maximum number of 2,140,892 Ordinary Shares; ii by the condition that the minimum price which may be paid for an Ordinary Share is 20 pence and the maximum price which may be paid for an Ordinary Share is the highest of: A an amount equal to 5% above the average market value of an Ordinary Share for the five business days immediately preceding the day on which that Ordinary Share is contracted to be purchased; and B the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase CONTD.

	Management	For	For
CONT

.CONTD is carried out, in each case, exclusive of expenses, Authority-expires the earlier of the conclusion of next year’s AGM or on 17 AUG 2011-save that, in each case, the Company may enter into a contract or contracts-to purchase Ordinary Shares which will or may be completed or executed wholly-or partly after the expiry of such power and the Company may purchase-Ordinary Shares pursuant to any such contract as if the power had not ended

Non-Voting

S.16

Amend the Articles of Association of the Company by deleting all the provisions of the Company’s Memorandum of Association which, by virtue of Section 28 of the Companies Act 2006, are to be treated as provisions of the Company’s Articles of Association; and adopt the Articles of Association as specified as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association

						Management	For	For
				S.17	Approve, that a general meeting other than an AGM may be called on not less than 14 clear days’ notice	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CSR PLC	CSR LN	GB0034147388	19-May-2010	1	Receive the financial statements and the reports of the Directors and the Auditors	Management	For	For
				2	Approve the remuneration report for the period ended 01 JAN 2010	Management	For	For
				3	Re-elect Mr. Ron Mackintosh as a Director	Management	For	For
				4	Re-elect Mr. Sergio Giacoletto-Roggio as a Director	Management	For	For
				5	Election of Mr. Kanwar Chadha as a Director	Management	For	For
				6	Election of Mr. Diosdado Banatao as a Director	Management	For	For
				7	Re-appoint Deloitte LLP as the Auditors	Management	For	For
				8	Authorize the Directors to determine the remuneration of the Auditors	Management	For	For
				9	Authorize the Company and all its subsidiaries to make political donations	Management	Against	Against
				10	Grant authority to the Directors, under Section 551 of the Companies Act 2006	Management	For	For
				S.11	Approve, pursuant to Section 570 of the Companies Act 2006 to renew the disapplication of statutory pre-emption rights	Management	Against	Against
				S.12	Authorize the Company to purchase its own shares under Section 701 of the Companies Act 2006	Management	For	For
				S.13	Adopt the new Articles of Association	Management	For	For
				S.14	Approve to authorize the general meeting other than an AGM to be called on not less than 14 clear days notice	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
AGFA-GEVAERT NV, MORTSEL	AGFB BB	BE0003755692	21-May-2010

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTION-S IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED-. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

Non-Voting

PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE. IF YOU HAVE-ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU D-ECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

Non-Voting
1

The acknowledgement of the special report of the Board of Director as set fort-h in Article 604, paragraph 2 of the Companies code in relation to the authori-zation to the Board of Directors to increase the registered capital

Non-Voting
				2	Approve the renewal of the authorization to the Board of Directors as envisaged in Article 8, paragraph 1 of the Articles of Association to increase the registered capital	Management
				3	Amend the Article 34, paragraph 1 second section and to the Article 34, paragraph 2 second section with respect to decision making	Management
				4	Grant power of attorney with respect to the coordination of the Articles of Association as well as the formalities with the Crossroad Bank of enterprises and with the VAT administration	Management

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	BE0003722361	21-May-2010	CMMT

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUC-TIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJE-CTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTA-TIVE

Non-Voting
CMMT

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1	Acquaintance with and discussion of the Board of Directors’ report of the-unconsolidated and consolidated financial statements for the FY ending 31 DEC-2009	Non-Voting

2	Acquaintance with and discussion of the Auditor’s report on the-unconsolidated financial statements and the Auditor’s report on the-consolidated financial statement for the FY ending 31 DEC 2009	Non-Voting
3	Approve the unconsolidated financial statements for the FY ending 31 DEC 2009, including the allocation of profit and declaring the dividend at EUR 0.92 gross per share	Management	For	For
4	Acquaintance with and discussion of the consolidated financial statements for-the FY ending 31 DEC 2009	Non-Voting
5	Grant discharge to the Directors for their mandate over the FY ending 31 DEC 2009	Management	For	For
6	Grant discharge to the statutory Auditor for its mandate over the FY ending 31 DEC 2009	Management	For	For
7

Approve, pursuant to Article 21 of the Articles of Association, the General Assembly proposes for the year 2010 a total amount of EUR 328.750 as overall remuneration for the entire Board of Directors, witch amount shall be divided over the different Directors

		Management	For	For
8

Approve the renewal of the mandate of the Statutory Auditor exercised by BCV Klynveld Peat Marwick Goerdeler Chartered Accountants (IBR no B001), Prins Boudewijnlaan 24D, 2550 Kontich, represented by Ms. Sophie Brabants, for a period of three years, this being up to the general Assembly to be held in 2013, the yearly fee for the control of the individual and consolidated financial statements is set at 135.000 euro, exclusive VAT and indexation and approval of the total Statutory Auditor fee for an amount of 144.420 euro, exclusive VAT, for the FY 2009

		Management	For	For
9	Acquaintance with and discussion of the Corporate Governance Charter within-the Kinepolis Group	Non-Voting

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO PROVI-DE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION TO-YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED IN ORDER FOR-YOUR VOTE TO BE LODGED

Non-Voting

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF AT-TORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUC-TIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJE-CTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE REPRESENTA-TIVE

Non-Voting
1

Amend Article 8 of the Articles of Association; the EGM resolves to replace the criteria that must be met by an independent administrator as specified in the second sentence of Article 14 by a reference to the criteria specified in Article 526ter of the Companies Code; and Article 24(5) as specified

						Management	For	For
2

Approve the Board of Directors, with the right of substitution, all powers to formulate and endorse the coordinated text of the Articles of Association, and deposit them with the clerk of the count, in line with relevant provisions of law; the assembly grants special power of attorney to the Board of Directors, with right of substitution, to fulfil the formalities required for the legal persons register and, as the case may be, the Value Added Tax Administration, as well as one-stop for business, with a view to amend the data held in the Central Databank for Companies

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
GLANBIA PLC	GLB ID	IE0000669501	25-May-2010	1	Approve the disposal of the Irish Dairy and Agri Businesses	Management	For	For
				2	Approve the increase in the authorized share Capital	Management	For	For
				1	Receive the financial statements for the YE 02 JAN 2010	Management	For	For
				2	Approve the final dividend of ordinary shares	Management	For	For
				3.a	Re-appoint Mr J Callaghan as a Director, who retires by rotation	Management	For	For
				3.b	Re-appoint Mr P Gleeson as a Director, who retires by rotation	Management	For	For
				3.c	Re-appoint Mr C Hill as a Director, who retires by rotation	Management	For	For
				3.d	Re-appoint Mr M Keane as a Director, who retires by rotation	Management	For	For
				3.e	Re-appoint Mr J Moloney as a Director, who retires by rotation	Management	For	For
				3.f	Re-appoint Mr W Murphy as a Director, who retires by rotation	Management	For	For
				4.a	Re-appoint Mr H Corbally as a Director, who have served in excess of 9 years on the Board	Management	For	For
				4.b	Re-appoint Mr J Fitzgerald as a Director, who have served in excess of 9 years on the Board	Management	For	For
				4.c	Re-appoint Mr E Fitzpatrick as a Director, who have served in excess of 9 years on the Board	Management	For	For

				4.d	Re-appoint Mr J Gilsenan as a Director, who have served in excess of 9 years on the Board	Management	For	For
				4.e	Re-appoint Mr L Herlihy as a Director, who have served in excess of 9 years on the Board	Management	For	For
				4.f	Re-appoint Mr V Quinlan as a Director, who have served in excess of 9 years on the Board	Management	For	For
				5.a	Re-appoint Mr S Talbot as a Director since last AGM	Management	For	For
				5.b	Re-appoint Mr J Gannon as a Director since last AGM	Management	For	For
				6	Approve the remuneration of the Auditors	Management	For	For
				S.7	Grant authority to allot shares	Management	For	For
				S.8	Approve the dis-application of pre-emption rights	Management	Against	Against
				S.9	Authorize to purchase the Company shares	Management	For	For
				S.10	Approve to re-issue the treasury shares	Management	For	For
				S.11	Authorize to retain the power to hold EGMs on 14 days notice	Management	For	For
				S.12	Amend the Articles of Association	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
HEALTHCARE LOCUMS PLC, LONDON	HLO LN	GB00B0MD8242	26-May-2010	1	Receive the accounts, together with the Directors’ and the Auditors’ reports for the YE 31 DEC 2009	Management	For	For
				2	Approve the Directors’ remuneration report for the YE 31 DEC 2009	Management	For	For
				3	Re-elect Diane Jarvis who retires by rotation	Management	For	For
				4	Re-appoint BDO LLP as the Auditors to the Company until the conclusion of the next AGM and authorize the Directors to fix their remuneration	Management	For	For
				5	Declare the final dividend for the YE 31 DEC 2009 of 1.9p per ordinary share, such dividend to be payable on 25 JUN 2010 to shareholders on the register at the close of business on 4 JUN 2010	Management	For	For
S.6

Amend the Articles of Association of the Company by deleting all the provisions formerly in the Company’s Memorandum of Association which, by virtue of Section 28 of the Companies Act 2006, are treated as provisions of the Company’s Articles of Association; and the Articles of Association be adopted as specified, in substitution for, and to the exclusion of, the existing Articles of Association

						Management	For	For

7

Authorize the Directors, for the purposes of Section 551 of the Act, to allot the following shares in the Company or grant rights to subscribe for or convert any securities into shares up to a maximum aggregate nominal amount of GBP 3,513,920; Authority expires the earlier of 15 months after the passing of the resolution or on the conclusion of the next AGM ; and the Directors may allot shares or grant rights in pursuance of such offer or agreement notwithstanding that the authority conferred hereby has expired

						Management	For	For
S.8

Authorize the Directors, in accordance with Section 570 of the Act, to allot equity securities Section 560 of the Act for cash pursuant to the authority conferred by the previous resolution as if Section 561 1 of the Act did not apply to any such allotment, provided that this power shall be limited to the allotment of equity securities; in connection with an offer of such securities by way of rights to holders of ordinary shares in proportion as nearly as may be practicable to their respective holdings of such shares, but subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements CONTD

						Management	For	For
CONT

CONTD or any legal or practical problems under the laws of any territory, or-the requirements of any regulatory body or stock exchange; up to a maximum-aggregate nominal amount of GBP 1,054,176; Authority expires the earlier of-the conclusion of the next AGM of the Company after the passing of this-resolution or 15 months from the date of this resolution ; the Company may,-before such expiry the Directors may allot equity securities in pursuance to-any such offer or agreement notwithstanding that the power conferred hereby-has expired

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
TRANSCOM WORLDWIDE SA, LUXEMBOURG	TWWSDBB	SE0000818031	26-May-2010	1	Appointment of Christian Kremer, Chairman of the AGM	Non-Voting
2

Presentation of the reports of the Board of Directors of Transcom and of the-external Auditor of Transcom on i the annual accounts of Transcom for the-FYE 31 DEC 2009 and ii the consolidated annual accounts for the FYE 31 DEC-2009

Non-Voting
				3	Approval of the annual accounts and the consolidated accounts for the FYE 31-DEC 2009	Non-Voting

4

The Board of Directors acknowledges that the profit and loss account for the-period starting 1 January 2009 and ending 31 December 2009 shows a profit of-EUR 9,834,000 and decides to propose to the AGM the allocation of such-results to the profits carried forward account

Non-Voting
				5	Discharge of the liability of the members of the board of Directors of-Transcom for, and in connection with, the FYE 31 DEC 2009	Non-Voting
				6	Appointment of the members of the board of directors of Transcom	Non-Voting
				7	Appointment of Ernst and Young S.A., Luxembourg the External Auditor of-Transcom	Non-Voting
				8	Determination of the directors’ fees	Non-Voting
				9	Approval of the procedure for the Nomination Committee of Transcom	Non-Voting
				10	Approval of the long term incentive plan for executive management of Transcom-(the “LTIP”)	Non-Voting
				11	Approval of the share repurchase plan of Transcom (the “Share Repurchase-Plan”)	Non-Voting
				12	Miscellaneous	Non-Voting
				CMMT	PLEASE NOTE THAT THESE SHARES HAVE NO VOTING RIGHTS, SHOULD YOU WISH TO-ATTEND THE MEETING PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD BY-CONTACTING YOUR CLIENT REPRESENTATIVE. THANK YOU	Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
NAGACORP LTD	3918 HK	KYG6382M1096	31-May-2010	CMMT	PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE BY CLICKING ON THE URL LINK:-http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN20100429174.pdf	Non-Voting
				CMMT	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF “ABSTAIN” WILL BE TREATED-THE SAME AS A “TAKE NO ACTION” VOTE.	Non-Voting
				1	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and Auditors for the YE 31 DEC 2009	Management	For	For
				2	Declare a final dividend in respect of the YE 31 DEC 2009	Management	For	For
				3.1	Approve to note the retirements by rotation of Directors and re-elect Tan Sri Dr Chen Lip Keong as a Director of the Company	Management	For	For
				3.2	Approve to note the retirements by rotation of Directors and re-elect Mr. Timothy Patrick McNally as a Director of the Company	Management	For	For
				4	Election of Mr. Philip Lee Wai Tuck as an Executive Director of the Company with immediate effect	Management	For	For
				5	Election of Mr. Michael Lai Kai Jin as a Non-Executive Director of the Company with immediate effect	Management	For	For

				6	Approve the Directors’ remuneration for the YE 31 DEC 2009 and authorize the Board of Directors to fix Directors’ remuneration for the year ending 31 DEC 2010	Management	For	For
				7	Re-appointment of BDO Limited as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For
				8.A	Authorize the Directors to allot, issue and deal with additional shares not exceeding 20% of the issued share capital of the Company	Management	For	For
				8.B	Authorize the Directors to repurchase shares not exceeding 10% of the issued share capital of the Company	Management	For	For
8.C

Approve, subject to the passing of Ordinary Resolution 8(A) and (B), to extend the authority given to the Directors pursuant to Ordinary Resolution No. 8(A) to issue shares by adding to the issued share capital of the Company the number of shares repurchased under Ordinary Resolution No. 8(B)

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SICHUAN XINHUA WINSHARE CHAINSTORE CO LTD	811 HK	CNE1000004B0	09-Jun-2010	CMMT	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-THE BELOW RESOLUTION. THANK YOU.	Non-Voting
S.1

Authorize the Board of Directors of the Company to repurchase H Shares of the Company (the H Shares) subject to the following conditions: (a) subject to paragraphs (b) and (c) below, the exercise by the Board during the Relevant Period (as defined in paragraph (d) below) of all the powers of the Company to repurchase H Shares in issue of the Company on The Stock Exchange of Hong Kong Limited (the Stock Exchange), subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Stock Exchange or of any other governmental or regulatory body be approved; (b) the aggregate nominal value of H Shares authorized to be repurchased pursuant to the approval in paragraph (a) above during the Relevant Period shall not exceed 10% CONTD..

						Management	For	For

CONT

..CONTD of the aggregate nominal value of H Shares in issue of the Company as-at the date of the passing of this resolution; (c) the approval in paragraph-(a) above shall be conditional upon: (i) the passing of a special resolution-in the same terms as the resolution set out in this paragraph (except for-this sub-paragraph (c)(i)) at the AGM for holders of shares of the Company to-be held on Wednesday, 09 JUN 2010 (or on such adjourned date as may be-applicable); and the class meeting for holders of domestic shares of the-Company (the Domestic Shares) to be held on Wednesday, 09 JUN 2010 (or on-such adjourned date as may be applicable); and (ii) the approval of the State-Administration of Foreign Exchange of the PRC and/or any other regulatory-authorities as may be required by the laws, CONTD..

Non-Voting
CONT

..CONTD rules and regulations of the PRC being obtained by the Company if-appropriate; Authority expires earlier of: (i) the conclusion of the first-AGM of the Company following the passing of this special resolution; (ii) the-expiration of a period of twelve months following the passing of this special-resolution ; authorize the Board, subject to approval of all relevant-governmental authorities in the PRC for the repurchase of such H Shares being-granted, to: (i) make such amendments to the Articles of Association of the-Company as it thinks fit so as to reduce the registered capital of the-Company and to reflect the new capital structure of the Company upon the-repurchase of H Shares as contemplated in paragraph (a) above; and (ii) file-the amended Articles of Association of the Company with the relevant-governmental CONTD..

Non-Voting
CONT

..CONTD authorities of the PRC and to apply for registration with the-relevant companies registration authorities in the PRC of the change of-registered capital of the Company in accordance with all applicable laws,-rules, regulations and/or requirements of the relevant governmental or-regulatory body in the PRC

Non-Voting

PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 698257 DUE TO DELETION OF-RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND-YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.

Non-Voting
	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ ONLY-FOR ALL RESOLUTIONS . THANK YOU.	Non-Voting
	PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING INFORMATION IS AVAILABLE BY CLIC-KING ON THE MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk-/20100422/LTN20100422328.pdf	Non-Voting

				1	Approve the report of the Board of Directors of the Company (the “Board”) for the YE 31 DEC 2009	Management	For	For
				2	Approve the report of the Supervisory Committee of the Company for the YE31 DEC 2009	Management	For	For
				3	Approve the audited financial statements and the report of the Auditors of the Company for the YE 31 DEC 2009	Management	For	For
				4	Approve the profit distribution plan and the declaration of a final dividend for the YE 31 DEC 2009	Management	For	For
5

Re-appoint ShineWing Certified Public Accountants as the PRC Auditors and Ernst & Young as the International Auditors of the Company to hold office until the conclusion of the first annual general meeting following the AGM, and to authorise the Board to fix their remuneration

						Management	For	For
				6	Approve the remuneration of Directors and supervisors of the Company for the YE 31 DEC 2009	Management	For	For
				S.7	Authorize the Board to repurchase H Shares of the Company up to a maximum of 10% of the aggregate nominal value of H Shares in issue as at the date of the AGM	Management	For	For
				S.8.A	Amend the Article 2 of the Articles of Association	Management	For	For
				S.8.B	Amend the Article 7 of the Articles of Association	Management	For	For
				S.8.C	Amend the Article 11 of the Articles of Association	Management	For	For
				S.8.D	Amend the Article 16 of the Articles of Association	Management	For	For
				S.8.E	Amend the Article 17 of the Articles of Association	Management	For	For
				S.8.F	Amend the Article 114 of the Articles of Association	Management	For	For

Authorize any Director of the Company or secretary to the Board to deal with,-on behalf of the Company, the relevant filing, amendments and registration (wh-ere necessary) procedures and other related issues arising from the amendments-to the Articles of Association

Non-Voting

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
SIGMA PHARMACEUTICALS LTD	SIP AU	AU000000SIP6	21-Jun-2010	1	Chairman’s address and presentation by the Managing Director and Chief-Executive Officer	Non-Voting
				2	The Company’s financial report and Director’s and Auditor’s reports for the-YE 31 JAN 2010	Non-Voting
				3	Adopt the remuneration report for the YE 31 JAN 2010	Management	For	For
				4.A	Retirement of Dr. John Stocker AO as a Director	Non-Voting
				4.B	Retirement of Doug Curlewis as a Director	Non-Voting

				4.C	Re-elect Mr. David Manuel as a Director, in accordance with rules 3.3 and 3.6 of the Company’s Constitution	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
CULTURE CONVENIENCE CLUB CO.,LTD.	4756 JP	JP3220500007	22-Jun-2010		Please reference meeting materials.	Non-Voting
				1.	Amend Articles to: Expand Business Lines	Management	For	For
				2.1	Appoint a Director	Management	For	For
				2.2	Appoint a Director	Management	For	For
				2.3	Appoint a Director	Management	For	For
				2.4	Appoint a Director	Management	For	For
				2.5	Appoint a Director	Management	For	For
				2.6	Appoint a Director	Management	For	For
				2.7	Appoint a Director	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
BANK VOZROZHDENIYE	VRZR RX	RU0009084214	25-Jun-2010	1	Approve the annual report, balance sheet, profit and loss statement	Management	For	For
				2	Approve the report of the Board of Directors	Management	For	For
				3	Approve the new edition of the provision on remuneration to the Board of Directors	Management	For	For
				4	Approve the remuneration to the Board of Directors	Management	For	For
				5	Approve the profit and loss distribution and dividend payment at RUB 0.50 per ordinary share and RUB 2.00 per preferred share for the year 2009	Management	For	For
				6	Amend and addenda into the charter of the Company	Management	For	For
				7	Approve the introduction of amendments and addenda into the Charter of the Company	Management	For	For
				8	Approve the introduction of amendments and addenda into the provision on the order of the general shareholders meeting	Management	For	For
				9	Approve the introduction of amendments and addenda into the provision on the Board of Directors	Management	For	For
				10	Amend and addenda into the provision on the management Board of Company	Management	For	For
				11	Approve the interested party transactions which can be concluded in the future in the process of business activity	Management	For	For
				12	Election of Board of Directors	Management	For	For
				13	Approve the determination of the number of Members of the Audit Commission	Management	For	For
				14	Election of Audit Commission	Management	For	For
				15	Approve the External Auditor	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
ACCORDIA GOLF CO.,LTD.	2131 JP	JP3108450002	25-Jun-2010	1	Approve Appropriation of Profits	Management	For	For
				2.1	Appoint a Director	Management	For	For
				2.2	Appoint a Director	Management	For	For
				2.3	Appoint a Director	Management	For	For

				2.4	Appoint a Director	Management	For	For
				2.5	Appoint a Director	Management	For	For
				2.6	Appoint a Director	Management	For	For
				2.7	Appoint a Director	Management	For	For
				2.8	Appoint a Director	Management	For	For
				2.9	Appoint a Director	Management	For	For
				2.10	Appoint a Director	Management	For	For
				3.1	Appoint a Corporate Auditor	Management	For	For
				3.2	Appoint a Corporate Auditor	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IINO KAIUN KAISHA,LTD.	9119 JP	JP3131200002	25-Jun-2010	1	Approve Appropriation of Profits	Management	For	For
				2.1	Appoint a Director	Management	For	For
				2.2	Appoint a Director	Management	For	For
				2.3	Appoint a Director	Management	For	For
				2.4	Appoint a Director	Management	For	For
				2.5	Appoint a Director	Management	For	For
				2.6	Appoint a Director	Management	For	For
				2.7	Appoint a Director	Management	For	For
				3	Appoint a Corporate Auditor	Management	For	For
				4	Approve Adoption of Anti-Takeover Defense Measures	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
KINEPOLIS GROUP SA, BRUXELLES	KIN BB	BE0003722361	25-Jun-2010	CMMT

IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL OWNER SIGNED POWER OF-ATTORNEY (POA) MAY BE REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR VOTING-INSTRUCTIONS IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO-BE REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE-REPRESENTATIVE

Non-Voting
CMMT

MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL OWNER INFORMATION FOR ALL VOTED-ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS, YOU WILL NEED TO-PROVIDE THE BREAKDOWN OF EACH BENEFICIAL OWNER NAME, ADDRESS AND SHARE-POSITION TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS INFORMATION IS REQUIRED-IN ORDER FOR YOUR VOTE TO BE LODGED

Non-Voting
				1	Amend the Article 8, the second sentence of Article 14 by a reference to the criteria specified in Article 526ter of the Companies Code, Article 24(5) as specified	Management	For	For

2

Approve that the Assembly confers on the Board of Directors, with right of substitution, all powers to formulate and endorse the coordinated text of the Articles of Association, and deposit them with the clerk of the court, in line with the relevant provisions of law

						Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
DAIICHIKOSHO CO.,LTD.	7458 JP	JP3475200006	27-Jun-2010	1	Approve Appropriation of Profits	Management	For	For
				2	Appoint a Director	Management	For	For
				3	Appoint a Corporate Auditor	Management	For	For
				4	Approve Provision of Retirement Allowance for Corporate Auditors	Management	For	For

Company Name	Ticker	CUSIP/ISIN	Meeting Date	Item	Ballot Issues	Proponent	Vote	Mgmt Rec
IFG GROUP PLC	IFP ID	IE0002325243	30-Jun-2010	1	Receive the reports of the Directors and the financial statements and the Independent Auditors report for the YE 31 DEC 2009	Management	For	For
				2	Declare the dividend	Management	For	For
				3	Election of Peter Priestley as a Director who was co-opted on 30 MAR 2010 and so retires in accordance with the Company’s Articles of Association	Management	For	For
				4	Re-elect Mark Bogard as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				5	Re-elect Gary Owens as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				6	Re-elect Colm Barrington as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				7	Re-elect Joe Moran as a Director, who retires by rotation in accordance with the Company’s Articles of Association	Management	For	For
				8	Re-elect Thomas Wacker as a Director who retires in accordance with the best practices under the Combined Code on Corporate Governance	Management	For	For
				9	Re-elect John Lawrie as a Director, who retires in accordance with the best practices under the Combined Code on Corporate Governance	Management	For	For
				10	Authorize the Directors to agree the remuneration of the Auditors	Management	For	For

11

Authorize the Directors of the Company, to allot relevant securities within the meaning of Section 20 of the Companies Amendment Act, 1983 up to an aggregate nominal amount not exceeding the present authorized but unissued capital of the Company; Authority expire the earlier of the conclusion of the next AGM of the Company after the passing of this resolution or 30 SEP 2011 unless previously renewed, varied revoked by the Company ; and the Directors may allot relevant securities pursuant to such an offer or agreement as if the authority conferred hereby had not expired

	Management	For	For
S.12

Authorize the Directors, pursuant to Section 23 and Section 24 1 of the Companies Act, 1983, to allot equity Securities with the meaning of Section 23 of the said Act for cash pursuant to the authority conferred by resolution 11 above as if Section 23 1 of the Companies Act, 1983 did not apply to such allotment provided that this power shall be limited; to the allotment of equity securities in connection with a rights issue in favor of shareholders where the equity securities respectively attributable to the interests of all shareholders are proportionate to the respective number of ordinary shares held by them; and to the allotment of equity securities up to an aggregate nominal value of EUR 900,926 representing 10% of the issued share capital of the Company at 31 DEC 2009; Authority expires the CONTD.

	Management	For	For
CONT

CONTD. earlier of the conclusion of the next AGM of the Company after passing-of this resolution or 30 SEP 2011 ; and the Directors may allot equity-securities pursuant to such an offer or agreement as if the authority-conferred hereby has not expired

Non-Voting
S.13

Authorize the Company to make one or more market purchases within the meaning of Section 212 of the Companies Act, 1990 on the London Stock Exchange and/or the Irish Stock Exchange of ordinary shares of EUR 0.12 each in the capital of the Company provided that; the maximum aggregate number of ordinary shares hereby authorized to be purchased is 7,507,722 representing 10% of the issued ordinary share capital at 31 DEC 2009; the minimum price which may be paid for an ordinary share is EUR 0.12 being the nominal value of an ordinary share; the maximum price which may be paid for an ordinary share is not more than 5% above the average of the bid and offer price for an ordinary share for the 10 business days immediately preceding the day on which the ordinary shares are purchased; CONTD.

	Management	For	For
CONT

CONTD. Authority expire at the close of business on 31 DEC 2011 ; the-Company may make a contract or contracts to purchase ordinary shares under-the authority hereby conferred prior to the expiry of such authority which-will or may be executed wholly or partly after the expiry of such authority-and make a purchase of ordinary shares in pursuance of such a contract or-contracts, notwithstanding that this authority has otherwise expired

Non-Voting
S.14

Approve, for the purposes of Section 209 of the Companies Act, 1990, to re-issue price range at which any Treasury Shares for the time being held by the Company may be re-issued off-market shall be follows; the maximum price at which a treasury share may be re-issued off-market, shall not be less be more than 5% above the average of the bid and offer price for an ordinary share for the 10 business days immediately preceding the day on which the treasury share is reissued; the minimum price at which a treasury share may be re-issued off-market shall be not be less than 10% below the average of the bid and offer price for an ordinary share of the 10 business days immediately preceding the day on which the treasury share re-issued; and Authority expire at the close of business on 31 DEC 2011

	Management	For	For
S.15

Approve that, in accordance with the Shareholder Rights Directive 2007/36/EC Regulations 2009, the provisions of Article 59 of the Articles of Association of the Company allowing for the convening of an EGM of the Company on giving 14 days notice in writing at the least where such meeting is not an AGM or a general meeting for the passing of special resolution shall continue to be effective

	Management	For	For
1.

Authorize the Directors, to establish the IFG Group Share Option Plan 2010 and the IFG Group PLC Company Share Option Plan [UK] 2010 [the Option Plans] substantially in the form described in the circular to shareholders dated 11 JUN 2010 accompanying the notice of this meeting and as made available for inspection as described therein, as employee share option plans and the Option Plans be approved and adopted [with such modifications (not being of a material nature), if any, as the Directors consider appropriate] and to administer the Option Plans and to exercise on behalf of the Company all powers of the Company to issue and allot Ordinary Shares in the Company in accordance with its terms; and to do all acts and things necessary to carry the IFG Group PLC Company Share Option Plan [UK] 2010 into effect [including the adoption of any amendments as may be agreed with required by HM customs and excise]; and the maximum aggregate number of Ordinary Shares in respect of which options may be issued under the IFG Group Share Option Plan 2010 and the IFG Group PLC Company Share Option Plan [UK] 2010, and all other share plans of the Company be approved at 12,431,361 Ordinary Shares

	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L. Umphrey
Willard L. Umphrey, President

Date:	August 12, 2010